UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21763
Name of Fund:
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock GA Disciplined Volatility Equity Fund
Institutional Shares | BIDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	0.58%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 13.43%.
  For the same period, the MSCI World Index returned 12.16% and the MSCI ACWI Minimum Volatility (USD) Index returned 16.83%.
What contributed to performance?
Holdings in the communication services, financials, information technology, consumer staples, materials and utilities sectors contributed to absolute performance.
What detracted from performance?
Holdings in healthcare and consumer discretionary stocks detracted.
The Fund’s weighting in cash and cash equivalents was 8% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2017 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.43%	11.65%	8.24%
MSCI World Index	12.16	13.95	10.24
MSCI ACWI Minimum Volatility (USD) Index	16.83	8.33	7.01
Key Fund statistics
Net Assets	$921,547,319
Number of Portfolio Holdings	658
Net Investment Advisory Fees	$2,741,351
Portfolio Turnover Rate	196%
The Fund has added the MSCI World Index in response to new regulatory requirements.
The Fund commenced operations on June 1, 2017.
Performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.5%
Japan	9.2%
China	9.2%
India	3.4%
Taiwan	1.9%
South Korea	1.8%
Hong Kong	1.5%
Netherlands	1.2%
France	1.2%
Brazil	1.2%
Other#	3.4%
Other Assets Less Liabilities	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Disciplined Volatility Equity Fund
Institutional Shares | BIDVX
Annual Shareholder Report — April 30, 2025
BIDVX-04/25-AR

BlackRock GA Disciplined Volatility Equity Fund
Class K Shares | BGDVX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$53	0.50%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 13.56%.
  For the same period, the MSCI World Index returned 12.16% and the MSCI ACWI Minimum Volatility (USD) Index returned 16.83%.
What contributed to performance?
Holdings in the communication services, financials, information technology, consumer staples, materials and utilities sectors contributed to absolute performance.
What detracted from performance?
Holdings in healthcare and consumer discretionary stocks detracted.
The Fund’s weighting in cash and cash equivalents was 8% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2017 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.56%	11.70%	8.30%
MSCI World Index	12.16	13.95	10.24
MSCI ACWI Minimum Volatility (USD) Index	16.83	8.33	7.01
Key Fund statistics
Net Assets	$921,547,319
Number of Portfolio Holdings	658
Net Investment Advisory Fees	$2,741,351
Portfolio Turnover Rate	196%
The Fund has added the MSCI World Index in response to new regulatory requirements.
The Fund commenced operations on June 1, 2017.
On November 30, 2018, all issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	64.5%
Japan	9.2%
China	9.2%
India	3.4%
Taiwan	1.9%
South Korea	1.8%
Hong Kong	1.5%
Netherlands	1.2%
France	1.2%
Brazil	1.2%
Other#	3.4%
Other Assets Less Liabilities	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile U.S., Inc.	1.6%
Microsoft Corp.	1.6%
Merck & Co., Inc.	1.4%
Netflix, Inc.	1.3%
Verizon Communications, Inc.	1.3%
PepsiCo, Inc.	1.2%
Consolidated Edison, Inc.	1.2%
Procter & Gamble Co.	1.2%
MercadoLibre, Inc.	1.1%
Cadence Design Systems, Inc.	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Disciplined Volatility Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Disciplined Volatility Equity Fund
Class K Shares | BGDVX
Annual Shareholder Report — April 30, 2025
BGDVX-04/25-AR

BlackRock GA Dynamic Equity Fund
Institutional Shares | BIEEX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.53%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 9.64%.
  For the same period, the MSCI World Index returned 12.16%.
What contributed to performance?
Holdings in the financials, information technology, consumer staples, healthcare and industrials sectors contributed to absolute performance. Positions in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 11% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in materials, energy and consumer discretionary stocks detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2017 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	9.64%	13.22%	9.31%
MSCI World Index	12.16	13.95	10.24
Key Fund statistics
Net Assets	$1,484,311,033
Number of Portfolio Holdings	345
Net Investment Advisory Fees	$4,502,709
Portfolio Turnover Rate	101%
The Fund commenced operations on June 1, 2017.
Performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	83.7%
United Kingdom	5.8%
France	2.5%
Italy	2.4%
China	1.3%
Netherlands	0.8%
Denmark	0.8%
Canada	0.7%
Germany	0.4%
Taiwan	0.4%
Other Assets Less Liabilities	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Dynamic Equity Fund
Institutional Shares | BIEEX
Annual Shareholder Report — April 30, 2025
BIEEX-04/25-AR

BlackRock GA Dynamic Equity Fund
Class K Shares | BGEEX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$47	0.45%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 9.69%.
  For the same period, the MSCI World Index returned 12.16%.
What contributed to performance?
Holdings in the financials, information technology, consumer staples, healthcare and industrials sectors contributed to absolute performance. Positions in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 11% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in materials, energy and consumer discretionary stocks detracted.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from results during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2017 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	9.69%	13.27%	9.37%
MSCI World Index	12.16	13.95	10.24
Key Fund statistics
Net Assets	$1,484,311,033
Number of Portfolio Holdings	345
Net Investment Advisory Fees	$4,502,709
Portfolio Turnover Rate	101%
The Fund commenced operations on June 1, 2017.
On November 30, 2018, all issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	83.7%
United Kingdom	5.8%
France	2.5%
Italy	2.4%
China	1.3%
Netherlands	0.8%
Denmark	0.8%
Canada	0.7%
Germany	0.4%
Taiwan	0.4%
Other Assets Less Liabilities	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	3.8%
Apple, Inc.	3.5%
NVIDIA Corp.	2.8%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
SPDR Gold Shares	2.3%
Eli Lilly & Co.	2.2%
Meta Platforms, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.8%
(a)	Excludes short-term securities, short investments and options, if any.
Material Fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 20, 2025, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares Dynamic Equity Active ETF. The reorganization is expected to close on or about September 12, 2025.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Dynamic Equity Fund
Class K Shares | BGEEX
Annual Shareholder Report — April 30, 2025
BGEEX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock GA Disciplined Volatility Equity Fund	$41,103	$40,902	$0	$0	$17,700	$17,860	$407	$407
BlackRock GA Dynamic Equity Fund	$41,103	$40,902	$0	$0	$22,900	$22,880	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

2

Entity Name	Current Fiscal Year End[1]	Previous Fiscal Year End
BlackRock GA Disciplined Volatility Equity Fund	$18,107	$18,267
BlackRock GA Dynamic Equity Fund	$23,307	$23,287

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025
2025 Annual Financial Statements and Additional Information

Managed Account Series
• BlackRock GA Disciplined Volatility Equity Fund
• BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Derivative Financial Instruments

Consolidated Schedule of Investments
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.2%
MercadoLibre, Inc.(a)	4,530	$ 10,558,751
Canada — 0.7%
Constellation Software, Inc./Canada	918	3,308,389
Thomson Reuters Corp.	15,332	2,852,980
		6,161,369
China — 9.2%
Airtac International Group	51,000	1,400,777
Bank of China Ltd., Class H	4,977,000	2,779,025
BOC Hong Kong Holdings Ltd.	142,000	589,070
Bosideng International Holdings Ltd.	8,706,000	4,504,922
BYD Electronic International Co. Ltd.	117,500	487,675
China Hongqiao Group Ltd.	621,000	1,114,704
China Pacific Insurance Group Co. Ltd., Class H	85,000	231,265
China Petroleum & Chemical Corp., Class H	338,000	172,539
China Tower Corp. Ltd., Class H(b)	1,761,400	2,551,347
CMOC Group Ltd., Class A	1,563,700	1,522,634
CMOC Group Ltd., Class H	2,640,000	2,072,596
COSCO SHIPPING Holdings Co. Ltd., Class H	443,000	668,503
Eastroc Beverage Group Co. Ltd., Class A	171,990	6,766,067
Fuyao Glass Industry Group Co. Ltd., Class H(b)	9,600	67,891
Geely Automobile Holdings Ltd.	1,126,000	2,363,813
Giant Biogene Holding Co. Ltd.(b)	137,200	1,417,524
Great Wall Motor Co. Ltd., Class A	891,533	2,769,702
Great Wall Motor Co. Ltd., Class H	660,000	943,134
Guangdong Investment Ltd.	792,000	640,900
Haidilao International Holding Ltd.(b)	119,000	267,935
Industrial & Commercial Bank of China Ltd., Class H	2,458,000	1,683,758
J&T Global Express Ltd.(a)	1,123,600	872,904
JD.com, Inc., Class A	157,050	2,556,998
Kingsoft Corp. Ltd.	333,200	1,660,137
Lenovo Group Ltd.	1,184,000	1,369,386
Luxshare Precision Industry Co. Ltd., Class A	550,579	2,341,589
Midea Group Co. Ltd., Class H(a)	54,600	515,370
NetEase, Inc.	295,900	6,360,770
Nongfu Spring Co. Ltd., Class H(b)	50,600	232,618
NXP Semiconductors NV	27,853	5,133,586
PetroChina Co. Ltd., Class A	923,400	1,015,391
PetroChina Co. Ltd., Class H	4,428,000	3,383,603
Pop Mart International Group Ltd.(b)	21,600	538,731
Satellite Chemical Co. Ltd., Class A	164,700	411,404
Shanjin International Gold Co. Ltd., Class A	119,000	334,248
Shenzhou International Group Holdings Ltd.	98,800	684,852
Suzhou TFC Optical Communication Co. Ltd., Class A	163,192	1,566,507
Weichai Power Co. Ltd., Class H	2,501,000	4,879,201
Western Mining Co. Ltd., Class A	652,600	1,383,313
WUS Printed Circuit Kunshan Co. Ltd., Class A	186,200	719,814
Xiaomi Corp., Class B(a)(b)	606,000	3,879,733
Yangzijiang Shipbuilding Holdings Ltd.	1,480,500	2,536,042
Yum China Holdings, Inc.	76,914	3,331,145
Yutong Bus Co. Ltd., Class A	448,700	1,656,754
Zhejiang China Commodities City Group Co. Ltd., Class A	305,400	643,444
Zhongji Innolight Co. Ltd., Class A	18,900	220,825
Zhongjin Gold Corp. Ltd., Class A	173,100	325,758
Zijin Mining Group Co. Ltd., Class H	134,000	292,748
ZTO Express Cayman, Inc.	47,700	888,359
		84,751,011
Security	Shares	Value
Finland — 0.2%
Kone OYJ, Class B	25,077	$ 1,553,064
France — 1.2%
Hermes International SCA	2,677	7,362,232
LVMH Moet Hennessy Louis Vuitton SE	6,046	3,349,056
		10,711,288
Germany — 0.1%
Rational AG	1,267	1,087,129
Hong Kong — 1.5%
AIA Group Ltd.	887,400	6,649,210
Henderson Land Development Co. Ltd.	74,000	209,859
HKT Trust & HKT Ltd., Class SS	2,745,000	3,906,078
Sino Biopharmaceutical Ltd.	430,000	215,946
Techtronic Industries Co. Ltd.	234,000	2,354,972
WH Group Ltd.(b)	540,000	482,872
		13,818,937
India — 3.4%
Aditya Birla Capital Ltd.(a)	22,920	53,262
Bank of Baroda	202,063	597,917
Bharat Electronics Ltd.	18,838	70,068
Bharat Petroleum Corp. Ltd.	17,720	64,940
Cipla Ltd./India	4,176	76,633
GAIL India Ltd.	25,645	57,330
Godrej Consumer Products Ltd.	3,752	55,959
HCL Technologies Ltd.	203,059	3,766,320
HDFC Asset Management Co. Ltd.(b)	16,357	847,664
HDFC Life Insurance Co. Ltd.(b)	231,181	2,032,516
Hero MotoCorp Ltd.	746	33,800
Hindustan Aeronautics Ltd.	29,624	1,570,916
IndusInd Bank Ltd.	4,312	42,825
Infosys Ltd.	337,874	5,972,914
InterGlobe Aviation Ltd.(a)(b)	1,403	87,423
JSW Energy Ltd., Class A	8,479	48,114
Kotak Mahindra Bank Ltd.	93,491	2,443,463
Maruti Suzuki India Ltd.	336	48,704
Power Grid Corp. of India Ltd.	233,517	848,119
Reliance Industries Ltd.	4,354	72,295
Siemens Ltd.	19,126	655,937
Tata Consultancy Services Ltd.	224,614	9,168,715
Tech Mahindra Ltd.	60,539	1,076,779
UltraTech Cement Ltd.	592	81,579
Vedanta Ltd.	346,121	1,718,674
		31,492,866
Ireland — 0.2%
Kingspan Group PLC	21,384	1,804,476
Italy — 0.7%
Ferrari NV	13,373	6,121,902
Japan — 9.2%
Asahi Kasei Corp.	33,700	234,847
Astellas Pharma, Inc.	102,600	1,027,451
Canon, Inc.	181,400	5,597,954
Chubu Electric Power Co., Inc.	32,900	427,217
Dai-ichi Life Holdings, Inc.	90,600	654,172
Daiichi Sankyo Co. Ltd.	256,700	6,566,543
Daikin Industries Ltd.	46,900	5,342,999
FUJIFILM Holdings Corp.	207,900	4,258,285
Hoya Corp.	9,600	1,129,594
Idemitsu Kosan Co. Ltd.	101,700	630,236

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Exchange Group, Inc.	459,500	$ 5,112,288
Japan Post Bank Co. Ltd.	713,400	7,335,138
Japan Post Holdings Co. Ltd.	181,900	1,768,116
KDDI Corp.	423,100	7,498,858
Kikkoman Corp.	60,300	590,287
Konami Group Corp.	5,600	799,769
LY Corp.	880,300	3,329,313
Mitsubishi Electric Corp.	38,500	744,798
Mitsubishi UFJ Financial Group, Inc.	119,600	1,506,855
Murata Manufacturing Co. Ltd.	119,800	1,706,738
Nexon Co. Ltd.	378,500	5,938,541
NIDEC Corp.	277,600	4,933,319
Nippon Paint Holdings Co. Ltd.	341,000	2,598,000
Obayashi Corp.	256,200	3,974,988
Olympus Corp.	103,900	1,361,401
Osaka Gas Co. Ltd.	35,600	902,747
Shionogi & Co. Ltd.	90,500	1,520,446
SoftBank Corp.	7,800	11,803
Subaru Corp.	80,600	1,459,498
Sumitomo Mitsui Financial Group, Inc.	75,000	1,789,291
Suntory Beverage & Food Ltd.	18,300	639,417
Suzuki Motor Corp.	144,100	1,726,845
Unicharm Corp.	191,900	1,781,818
		84,899,572
Netherlands — 1.2%
Adyen NV(a)(b)	2,091	3,383,683
Argenx SE, ADR(a)	2,558	1,650,268
ASML Holding NV	9,169	6,138,113
		11,172,064
Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR	73,773	1,044,626
Credicorp Ltd.	27,675	5,595,608
		6,640,234
Singapore — 0.1%
Sea Ltd., Class A, ADR(a)	9,909	1,328,302
South Korea — 1.8%
Hana Financial Group, Inc.	8,159	370,012
KB Financial Group, Inc.	60,403	3,817,391
Kia Corp.	10,838	688,790
Krafton, Inc.(a)	9,753	2,553,355
KT&G Corp.	63,488	5,124,387
LG Corp.	27,377	1,282,035
NAVER Corp.	21,325	3,000,547
		16,836,517
Switzerland — 0.3%
TE Connectivity PLC	17,076	2,499,585
Taiwan — 1.9%
Accton Technology Corp.	137,000	2,551,806
Advantech Co. Ltd.	98,898	1,036,072
Asia Cement Corp.	677,000	953,585
Chunghwa Telecom Co. Ltd.	242,000	978,383
Compal Electronics, Inc.	1,133,000	976,275
Elite Material Co. Ltd.	33,000	574,313
eMemory Technology, Inc.	9,000	724,693
Far EasTone Telecommunications Co. Ltd.	523,000	1,402,455
Global Unichip Corp.	9,000	289,127
International Games System Co. Ltd.	9,000	233,333
MediaTek, Inc.	50,000	2,124,653
Quanta Computer, Inc.	163,000	1,224,568
Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	215,000	$ 3,534,399
Wan Hai Lines Ltd.	134,000	348,289
Yang Ming Marine Transport Corp.	414,000	884,501
		17,836,452
United Kingdom — 0.4%
Auto Trader Group PLC(b)	148,689	1,670,499
RELX PLC	37,842	2,065,233
		3,735,732
United States — 64.1%
AbbVie, Inc.	31,727	6,189,938
Accenture PLC, Class A	5,524	1,652,505
Adobe, Inc.(a)	18,247	6,842,260
Agilent Technologies, Inc.	35,278	3,795,913
Airbnb, Inc., Class A(a)	38,690	4,717,085
Alphabet, Inc., Class C(c)	30,551	4,915,350
Altria Group, Inc.	109,663	6,486,566
Amazon.com, Inc.(a)	22,715	4,189,100
Amcor PLC	498,802	4,588,978
American Express Co.	19,743	5,259,733
Amphenol Corp., Class A	24,193	1,861,651
ANSYS, Inc.(a)	11,019	3,546,796
Aon PLC, Class A	7,408	2,628,284
Archer-Daniels-Midland Co.	21,176	1,011,154
Arista Networks, Inc.(a)	70,160	5,772,063
ARM Holdings PLC, ADR(a)	19,480	2,221,694
AT&T, Inc.	281,331	7,792,869
Atlassian Corp., Class A(a)	7,670	1,751,138
Automatic Data Processing, Inc.	20,537	6,173,422
Becton Dickinson & Co.	14,140	2,928,253
Bentley Systems, Inc., Class B	146,056	6,278,947
Booz Allen Hamilton Holding Corp., Class A	66,200	7,945,324
Cadence Design Systems, Inc.(a)	33,498	9,973,695
CarMax, Inc.(a)	75,141	4,859,368
Carvana Co., Class A(a)	5,489	1,341,237
Cboe Global Markets, Inc.	13,423	2,977,221
Cencora, Inc.	2,907	850,792
CF Industries Holdings, Inc.	8,498	665,988
Cheniere Energy, Inc.	28,342	6,550,120
Chubb Ltd.	19,680	5,630,054
Cincinnati Financial Corp.	2,439	339,533
Cintas Corp.	10,544	2,231,954
Cisco Systems, Inc.	23,333	1,347,014
Citigroup, Inc.	23,949	1,637,633
Clorox Co.	40,901	5,820,212
CME Group, Inc., Class A	1,063	294,536
Comcast Corp., Class A	163,564	5,593,889
Consolidated Edison, Inc.	100,625	11,345,469
Costco Wholesale Corp.	6,490	6,454,305
CRH PLC	4,589	437,882
CSX Corp.	89,310	2,506,932
CyberArk Software Ltd.(a)	4,581	1,613,245
Danaher Corp.	33,325	6,642,672
Dexcom, Inc.(a)	64,741	4,621,213
Dominion Energy, Inc.	5,825	316,764
DoorDash, Inc., Class A(a)	18,187	3,508,090
DuPont de Nemours, Inc.	14,384	949,200
eBay, Inc.	13,127	894,736
Edison International	25,214	1,349,201
Edwards Lifesciences Corp.(a)	17,158	1,295,257
Electronic Arts, Inc.	67,095	9,734,814
Elevance Health, Inc.	4,209	1,770,221
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Eli Lilly & Co.	657	$ 590,610
Enterprise Products Partners LP	7,139	213,456
Erie Indemnity Co., Class A	13,309	4,772,874
Eversource Energy	21,144	1,257,645
FactSet Research Systems, Inc.	1,363	589,116
Fair Isaac Corp.(a)	2,140	4,257,915
First Citizens BancShares, Inc., Class A	277	492,822
Fox Corp., Class A	151,647	7,550,504
GE HealthCare Technologies, Inc.(a)	101,582	7,144,262
GE Vernova, Inc.	8,102	3,004,384
General Electric Co.	5,006	1,008,909
Gilead Sciences, Inc.	45,661	4,864,723
Global Payments, Inc.	22,474	1,714,991
HEICO Corp., Class A	898	180,435
Hershey Co.	23,135	3,867,941
Hilton Worldwide Holdings, Inc.	23,208	5,232,940
Holcim AG	21,424	2,394,087
Hormel Foods Corp.	37,624	1,124,958
Howmet Aerospace, Inc.	38,407	5,322,442
HP, Inc.	267,592	6,842,327
IDEXX Laboratories, Inc.(a)	3,162	1,368,039
Incyte Corp.(a)	8,296	519,827
Intuit, Inc.	10,968	6,882,091
Intuitive Surgical, Inc.(a)	12,030	6,205,074
Jabil, Inc.	28,562	4,186,047
Johnson & Johnson	37,298	5,830,050
Labcorp Holdings, Inc.	4,154	1,001,156
Lockheed Martin Corp.	17,609	8,412,700
Lululemon Athletica, Inc.(a)	9,784	2,649,214
LyondellBasell Industries NV, Class A	8,250	480,233
Marsh & McLennan Cos., Inc.	10,735	2,420,420
Masimo Corp.(a)	46,965	7,559,486
Mastercard, Inc., Class A	13,846	7,588,439
McKesson Corp.	3,540	2,523,277
Medtronic PLC	6,915	586,115
Merck & Co., Inc.	148,929	12,688,751
Meta Platforms, Inc., Class A	16,583	9,104,067
MetLife, Inc.	13,631	1,027,368
Mettler-Toledo International, Inc.(a)	2,617	2,801,682
Microchip Technology, Inc.	20,056	924,180
Microsoft Corp.(c)	36,625	14,476,397
Molson Coors Beverage Co., Class B	98,952	5,692,709
Motorola Solutions, Inc.	3,931	1,731,173
MSCI, Inc., Class A	11,887	6,479,723
Netflix, Inc.(a)	10,862	12,292,743
Northern Trust Corp.	15,689	1,474,452
Nucor Corp.	2,049	244,589
Nutanix, Inc., Class A(a)	18,044	1,239,623
NVIDIA Corp.	29,186	3,178,939
PepsiCo, Inc.	85,454	11,585,853
Phillips 66	634	65,974
Pinterest, Inc., Class A(a)	57,335	1,451,722
PNC Financial Services Group, Inc.	41,444	6,659,636
Principal Financial Group, Inc.	42,914	3,182,073
Procter & Gamble Co.	66,486	10,808,629
Progressive Corp.	25,689	7,237,619
Regeneron Pharmaceuticals, Inc.	1,542	923,288
Reliance, Inc.	6,091	1,755,609
Republic Services, Inc.	6,533	1,638,150
ResMed, Inc.	3,628	858,349
ROBLOX Corp., Class A(a)	68,502	4,593,059
Rockwell Automation, Inc.	5,740	1,421,683
Security	Shares	Value
United States (continued)
Roper Technologies, Inc.	2,764	$ 1,548,061
S&P Global, Inc.	16,478	8,239,824
Samsara, Inc., Class A(a)	31,910	1,265,551
Snowflake, Inc., Class A(a)	53,648	8,556,320
Spotify Technology SA(a)	8,806	5,406,708
Take-Two Interactive Software, Inc.(a)	16,168	3,772,318
Texas Instruments, Inc.	13,201	2,112,820
Textron, Inc.	13,476	948,306
Thermo Fisher Scientific, Inc.	12,644	5,424,276
T-Mobile U.S., Inc.	59,665	14,734,272
Tractor Supply Co.	11,703	592,406
Trane Technologies PLC	14,272	5,470,600
TransDigm Group, Inc.	5,196	7,342,312
Twilio, Inc., Class A(a)	23,766	2,298,410
Ulta Beauty, Inc.(a)	17,965	7,107,673
UnitedHealth Group, Inc.	10,019	4,122,217
Universal Health Services, Inc., Class B	26,865	4,756,986
Valero Energy Corp.	23,126	2,684,697
Ventas, Inc.	20,775	1,455,912
Veralto Corp.	2,159	207,048
Verizon Communications, Inc.	264,307	11,645,366
Vertex Pharmaceuticals, Inc.(a)	16,132	8,219,254
Vertiv Holdings Co., Class A	39,898	3,406,491
Visa, Inc., Class A	24,610	8,502,755
Walmart, Inc.	26,985	2,624,291
Walt Disney Co.	75,877	6,901,013
Warner Bros Discovery, Inc., Class A(a)	606	5,254
Waste Management, Inc.	10,604	2,474,549
Waters Corp.(a)	3,840	1,335,283
Yum! Brands, Inc.	8,299	1,248,502
Zimmer Biomet Holdings, Inc.	11,024	1,136,023
Zoetis, Inc., Class A	42,794	6,692,982
		590,518,299
Total Long-Term Investments — 98.1% (Cost: $856,518,763)		903,527,550
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(d)(e)	3,910,098	3,910,098
Total Short-Term Securities — 0.4% (Cost: $3,910,098)		3,910,098
Investments Sold Short
Common Stocks
Ireland — (0.2)%
Smurfit WestRock PLC	(51,027)	(2,144,155)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — (0.3)%
Albemarle Corp.	(7,915)	$ (463,423)
Rivian Automotive, Inc., Class A(a)	(136,097)	(1,859,085)
(2,322,508)
Total Investments Sold Short — (0.5)% (Proceeds: $(5,061,280))		(4,466,663)
Total Investments — 98.0% (Cost: $855,367,581)		902,970,985
Other Assets Less Liabilities — 2.0%		18,576,334
Net Assets — 100.0%		$ 921,547,319

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 21,173,836	$ —	$ (17,263,738)(a)	$ —	$ —	$ 3,910,098	3,910,098	$ 631,715	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,527,256	USD	6,017,226	Societe Generale	06/18/25	$ 88,605
CAD	4,924,000	USD	3,557,101	Morgan Stanley & Co. International PLC	06/18/25	23,264
CAD	4,984,800	USD	3,612,559	Royal Bank of Canada	06/18/25	12,015
CAD	4,640,700	USD	3,358,609	Societe Generale	06/18/25	15,761
CHF	108,273	USD	123,919	JPMorgan Chase Bank N.A.	06/18/25	7,966
CHF	210,400	USD	256,043	JPMorgan Chase Bank N.A.	06/18/25	238
CHF	6,057,756	USD	6,944,259	JPMorgan Chase Bank N.A.	06/18/25	434,490
CHF	1,320,700	USD	1,607,343	Morgan Stanley & Co. International PLC	06/18/25	1,357
DKK	9,585,786	USD	1,398,600	BNP Paribas SA	06/18/25	60,958
DKK	11,175,006	USD	1,649,063	BNP Paribas SA	06/18/25	52,474
DKK	7,778,652	USD	1,143,490	Citibank N.A.	06/18/25	40,909
DKK	9,012,055	USD	1,326,835	Citibank N.A.	06/18/25	45,365
DKK	2,311,356	USD	337,743	Goldman Sachs International	06/18/25	14,191
DKK	7,833,349	USD	1,139,365	Goldman Sachs International	06/18/25	53,362
DKK	15,577,763	USD	2,280,206	Goldman Sachs International	06/18/25	91,707
DKK	5,491,417	USD	805,209	JPMorgan Chase Bank N.A.	06/18/25	30,929
DKK	5,270,067	USD	788,434	Morgan Stanley & Co. International PLC	06/18/25	14,000
EUR	235,223	USD	260,656	Barclays Bank PLC	06/18/25	6,536
EUR	418,846	USD	455,538	Canadian Imperial Bank of Commerce	06/18/25	20,234
EUR	228,279	USD	250,026	JPMorgan Chase Bank N.A.	06/18/25	9,278
EUR	1,001,815	USD	1,125,132	JPMorgan Chase Bank N.A.	06/18/25	12,840
EUR	342,141	USD	374,163	UBS AG	06/18/25	14,479
GBP	339,789	USD	432,524	Barclays Bank PLC	06/18/25	20,393
GBP	1,839,783	USD	2,380,644	Barclays Bank PLC	06/18/25	71,674
GBP	467,966	USD	603,192	Canadian Imperial Bank of Commerce	06/18/25	20,577
GBP	191,283	USD	248,126	JPMorgan Chase Bank N.A.	06/18/25	6,843
GBP	1,435,380	USD	1,849,975	JPMorgan Chase Bank N.A.	06/18/25	63,298
GBP	909,375	USD	1,173,312	Societe Generale	06/18/25	38,828
GBP	1,103,370	USD	1,407,693	Societe Generale	06/18/25	63,030
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	73,805	USD	95,860	UBS AG	06/18/25	$ 2,518
GBP	552,944	USD	714,590	UBS AG	06/18/25	22,450
HKD	25,951,600	USD	3,347,510	Canadian Imperial Bank of Commerce	06/18/25	665
HKD	27,947,500	USD	3,605,061	Canadian Imperial Bank of Commerce	06/18/25	617
HKD	181,921,945	USD	23,455,187	JPMorgan Chase Bank N.A.	06/18/25	15,680
HKD	11,872,048	USD	1,531,578	Societe Generale	06/18/25	108
IDR	52,446,952,000	USD	3,114,533	BNP Paribas SA	06/18/25	48,909
INR	196,889,900	USD	2,299,834	BNP Paribas SA	06/18/25	19,677
INR	1,329,134,947	USD	15,152,432	BNP Paribas SA	06/18/25	505,779
INR	115,161,900	USD	1,347,164	Citibank N.A.	06/18/25	9,530
JPY	93,581,289	USD	628,942	Canadian Imperial Bank of Commerce	06/18/25	29,031
JPY	598,372,073	USD	4,082,277	Canadian Imperial Bank of Commerce	06/18/25	124,890
JPY	806,109,872	USD	5,509,721	Canadian Imperial Bank of Commerce	06/18/25	158,056
JPY	14,204,857	USD	95,865	Societe Generale	06/18/25	4,010
JPY	437,706,200	USD	3,056,765	Societe Generale	06/18/25	20,757
JPY	399,968,239	USD	2,723,526	UBS AG	06/18/25	88,660
JPY	702,383,948	USD	4,709,321	UBS AG	06/18/25	229,156
MYR	15,532,100	USD	3,563,226	Morgan Stanley & Co. International PLC	06/18/25	42,617
PHP	80,451,300	USD	1,415,723	Royal Bank of Canada	06/18/25	25,127
SEK	8,193,388	USD	818,852	JPMorgan Chase Bank N.A.	06/18/25	31,109
SGD	11,576,271	USD	8,733,743	Bank of America N.A.	06/18/25	151,305
TRY	60,465,500	USD	1,486,844	JPMorgan Chase Bank N.A.	06/18/25	6,165
TWD	69,331,200	USD	2,147,208	Barclays Bank PLC	06/18/25	32,956
TWD	469,410,515	USD	14,359,892	Barclays Bank PLC	06/18/25	401,024
TWD	108,626,800	USD	3,378,956	UBS AG	06/18/25	36,884
USD	1,806,791	EUR	1,579,300	Bank of America N.A.	06/18/25	12,848
USD	4,786,305	HKD	37,082,552	JPMorgan Chase Bank N.A.	06/18/25	2,058
USD	1,178,117	JPY	166,584,400	BNP Paribas SA	06/18/25	6,859
USD	8,184,211	JPY	1,146,066,961	Canadian Imperial Bank of Commerce	06/18/25	126,188
USD	3,356,850	KRW	4,734,536,300	Royal Bank of Canada	06/18/25	24,341
USD	2,799,015	NOK	28,905,600	Canadian Imperial Bank of Commerce	06/18/25	20,495
USD	2,754,550	PLN	10,396,500	Citibank N.A.	06/18/25	7,344
ZAR	20,413,200	USD	1,082,259	Morgan Stanley & Co. International PLC	06/18/25	11,382
						3,554,796
CHF	2,737,500	USD	3,370,355	UBS AG	06/18/25	(35,898)
DKK	21,995,800	USD	3,360,348	JPMorgan Chase Bank N.A.	06/18/25	(11,208)
EUR	299,190	USD	341,538	Bank of America N.A.	06/18/25	(1,686)
EUR	115,141	USD	131,219	Barclays Bank PLC	06/18/25	(429)
EUR	909,894	USD	1,038,104	Barclays Bank PLC	06/18/25	(4,546)
EUR	1,023,384	USD	1,179,835	Canadian Imperial Bank of Commerce	06/18/25	(17,363)
EUR	2,945,700	USD	3,358,975	Citibank N.A.	06/18/25	(12,924)
EUR	858,300	USD	979,102	Societe Generale	06/18/25	(4,150)
HKD	27,562,900	USD	3,556,088	Canadian Imperial Bank of Commerce	06/18/25	(29)
JPY	476,167,700	USD	3,370,344	JPMorgan Chase Bank N.A.	06/18/25	(22,398)
JPY	506,037,100	USD	3,571,191	JPMorgan Chase Bank N.A.	06/18/25	(13,232)
NZD	1,546,100	USD	924,452	Bank of America N.A.	06/18/25	(4,762)
SEK	24,655,300	USD	2,574,748	Citibank N.A.	06/18/25	(17,071)
SEK	32,455,000	USD	3,374,392	JPMorgan Chase Bank N.A.	06/18/25	(7,594)
THB	108,485,700	USD	3,271,031	UBS AG	06/18/25	(13,082)
USD	2,852,806	AUD	4,463,600	Deutsche Bank AG	06/18/25	(7,828)
USD	10,233,311	BRL	60,517,254	Citibank N.A.	06/18/25	(317,634)
USD	295,836	CAD	409,479	Canadian Imperial Bank of Commerce	06/18/25	(1,907)
USD	624,611	CAD	889,321	Canadian Imperial Bank of Commerce	06/18/25	(22,037)
USD	14,310,104	CAD	20,483,283	Canadian Imperial Bank of Commerce	06/18/25	(583,809)
USD	293,391	CAD	421,611	Citibank N.A.	06/18/25	(13,173)
USD	164,185	CAD	232,359	Morgan Stanley & Co. International PLC	06/18/25	(4,770)
USD	1,345,850	CAD	1,944,704	Morgan Stanley & Co. International PLC	06/18/25	(68,194)
USD	861,602	CHF	749,828	Barclays Bank PLC	06/18/25	(51,738)
USD	191,692	CHF	168,757	JPMorgan Chase Bank N.A.	06/18/25	(13,866)
USD	3,590,629	CNY	25,895,100	Citibank N.A.	06/18/25	(4,317)
USD	3,636,140	CNY	26,194,300	Citibank N.A.	06/18/25	(343)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	287,188	DKK	1,965,308	Canadian Imperial Bank of Commerce	06/18/25	$ (12,055)
USD	23,912,095	DKK	162,589,449	Canadian Imperial Bank of Commerce	06/18/25	(844,216)
USD	590,739	EUR	542,325	Barclays Bank PLC	06/18/25	(25,294)
USD	251,430	EUR	231,855	BNP Paribas SA	06/18/25	(11,937)
USD	334,807	EUR	307,787	BNP Paribas SA	06/18/25	(14,811)
USD	253,788	EUR	233,031	Deutsche Bank AG	06/18/25	(10,915)
USD	435,964	EUR	390,773	JPMorgan Chase Bank N.A.	06/18/25	(7,920)
USD	664,552	EUR	630,076	JPMorgan Chase Bank N.A.	06/18/25	(51,157)
USD	1,448,004	EUR	1,321,279	JPMorgan Chase Bank N.A.	06/18/25	(52,850)
USD	29,519,341	EUR	26,925,443	Nomura International PLC	06/18/25	(1,065,551)
USD	425,073	EUR	401,229	UBS AG	06/18/25	(30,688)
USD	426,905	EUR	387,991	UBS AG	06/18/25	(13,819)
USD	609,646	EUR	555,079	UBS AG	06/18/25	(20,873)
USD	172,733	GBP	133,467	Barclays Bank PLC	06/18/25	(5,171)
USD	559,222	GBP	432,589	Barclays Bank PLC	06/18/25	(17,392)
USD	3,182,314	GBP	2,400,100	Barclays Bank PLC	06/18/25	(16,870)
USD	14,020,533	GBP	10,814,132	UBS AG	06/18/25	(394,035)
USD	1,516,009	HKD	11,761,893	Bank of America N.A.	06/18/25	(1,465)
USD	1,254,862	HKD	9,736,716	BNP Paribas SA	06/18/25	(1,331)
USD	3,771,584	HKD	29,290,516	BNP Paribas SA	06/18/25	(7,365)
USD	1,491,917	HKD	11,577,267	UBS AG	06/18/25	(1,737)
USD	2,587,199	HKD	20,080,512	UBS AG	06/18/25	(3,511)
USD	2,995,631	INR	256,834,300	Royal Bank of Canada	06/18/25	(30,071)
USD	2,562,540	JPY	371,359,224	Canadian Imperial Bank of Commerce	06/18/25	(48,495)
USD	3,116,689	JPY	444,368,128	Societe Generale	06/18/25	(7,673)
USD	3,611,395	KRW	5,162,778,500	Barclays Bank PLC	06/18/25	(22,541)
USD	3,562,889	KRW	5,089,820,100	Royal Bank of Canada	06/18/25	(19,694)
USD	373,969	MXN	7,651,070	Goldman Sachs International	06/18/25	(13,883)
USD	3,342,341	NOK	35,172,800	Citibank N.A.	06/18/25	(38,607)
USD	3,547,199	NOK	36,932,400	Societe Generale	06/18/25	(2,889)
USD	572,529	SGD	763,930	Bank of America N.A.	06/18/25	(13,804)
USD	1,299,916	SGD	1,721,854	Bank of America N.A.	06/18/25	(21,645)
USD	114,690	SGD	153,494	Barclays Bank PLC	06/18/25	(3,120)
USD	121,090	SGD	159,237	Barclays Bank PLC	06/18/25	(1,128)
USD	468,525	SGD	622,056	Barclays Bank PLC	06/18/25	(8,916)
USD	61,513	SGD	82,273	Societe Generale	06/18/25	(1,634)
						(4,101,051)
						$ (546,255)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/25/26 – 02/24/28	$(27,755,721)	$(3,076,173)(c)	$(31,296,114)	23.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/09/26 – 02/11/26	(13,112,461)	(3,611,328)(e)	(17,055,486)	11.6
					$(6,687,501)	$(48,351,600)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $464,220 of net dividends and financing fees.
(e)	Amount includes $331,697 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	0-1,350 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-1,500 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/25/26 – 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Transurban Group	206,525	$1,861,074	(5.9)%
Brazil
B3 SA - Brasil Bolsa Balcao	507,028	1,205,221	(3.9)
Banco do Brasil SA	480,165	2,447,719	(7.8)
BB Seguridade Participacoes SA	302,887	2,282,667	(7.3)
		5,935,607
Canada
Alimentation Couche-Tard Inc.	85,543	4,465,164	(14.3)
Barrick Gold Corp.	25,951	494,887	(1.6)
BCE, Inc.	82,430	1,832,044	(5.8)
Brookfield Renewable Corp.	15,361	437,787	(1.4)
Constellation Software Inc/Canada	129	464,904	(1.5)
Empire Co. Ltd.	52,372	1,945,050	(6.2)
Kinross Gold Corp.	147,478	2,176,975	(7.0)
TC Energy Corp.	101,241	5,114,925	(16.3)
		16,931,736
Denmark
Genmab A/S	4,459	945,480	(3.0)
Novo Nordisk A/S	54,062	3,614,667	(11.5)
Vestas Wind Systems A/S	379,545	5,060,170	(16.2)
		9,620,317
Finland
Elisa OYJ	111,318	5,938,595	(19.0)
France
Carrefour SA	22,293	343,841	(1.1)
Orange SA	273,581	3,969,125	(12.7)
Sodexo SA	8,962	568,879	(1.8)
		4,881,845
Germany
Deutsche Telekom AG	7,036	252,716	(0.8)
RWE AG	81,056	3,147,741	(10.1)
Symrise AG, Class A	35,319	4,073,391	(13.0)
		7,473,848
Mexico
Cemex SAB de CV	1,710,741	1,055,555	(3.4)
Grupo Financiero Banorte SAB de CV	641,453	5,512,234	(17.6)
		6,567,789
Netherlands
Adyen NV	269	435,299	(1.4)
Argenx SE	6,399	4,136,629	(13.2)
ASM International NV	1,049	512,737	(1.7)
ASML Holding NV	669	447,857	(1.4)
JDE Peet’s NV	144,594	3,500,463	(11.2)
Koninklijke KPN NV	995,585	4,631,316	(14.8)
		13,664,301
Norway
DNB Bank ASA	25,539	638,426	(2.0)
Security	Shares	Value	% of Basket Value
Norway (continued)
Kongsberg Gruppen ASA	15,629	$2,517,968	(8.1)%
Telenor ASA	399,585	6,001,760	(19.2)
		9,158,154
Poland
CD Projekt SA	23,942	1,482,492	(4.7)
Singapore
STMicroelectronics NV	5,070	115,257	(0.4)
South Africa
Harmony Gold Mining Co. Ltd.	76,844	1,207,401	(3.9)
Switzerland
Geberit AG	1,123	777,925	(2.5)
Logitech International SA	17,139	1,302,394	(4.1)
Partners Group Holding AG	319	417,976	(1.3)
Swisscom AG	690	460,149	(1.5)
		2,958,444
United Kingdom
Admiral Group PLC	9,994	434,664	(1.4)
British American Tobacco PLC	53,163	2,315,692	(7.4)
J Sainsbury PLC	408,898	1,453,269	(4.6)
Rolls-Royce Holdings PLC	48,009	485,970	(1.6)
		4,689,595
United States
CSL Ltd.	591	94,863	(0.3)
James Hardie Industries PLC, CDI	14,942	350,722	(1.1)
Roche Holding AG	2,779	908,695	(2.9)
		1,354,280

Preferred Stocks
Brazil
Itau Unibanco Holding SA	68,642	430,347	(1.4)
Germany
Henkel AG & Co. KGaA	28,323	2,199,744	(7.0)

Total Reference Entity — Long		96,470,826
Reference Entity — Short
Common Stocks
Brazil
Nu Holdings Ltd.	(192,011)	(2,386,697)	7.6
Canada
Brookfield Asset Management Ltd.	(18,351)	(979,182)	3.1
Celestica, Inc.	(3,823)	(326,200)	1.1
		(1,305,382)
Chad
Ivanhoe Mines Ltd.	(8,752)	(77,705)	0.2
Chile
Lundin Mining Corp.	(106,819)	(874,016)	2.8
China
Alibaba Health Information Technology Ltd.	(1,136,000)	(734,898)	2.3
Beijing Enterprises Water Group Ltd.	(4,839,735)	(1,528,631)	4.9
C&D International Investment Group Ltd.	(335,515)	(701,703)	2.2
China International Capital Corp., Ltd.	(717,600)	(1,234,406)	3.9
China Railway Group Ltd.	(2,735,000)	(1,176,777)	3.8

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd.	(148,612)	$(118,037)	0.4%
Fosun International Ltd.	(214,500)	(111,196)	0.4
Gcl Technology Holdings Ltd.	(12,608,000)	(1,281,415)	4.1
Hisense Home Appliances Group Co. Ltd.	(214,000)	(648,977)	2.1
JD Health International, Inc.	(227,650)	(1,080,245)	3.5
Kanzhun Ltd.	(119,402)	(1,826,851)	5.8
Kingdee International Software Group Co. Ltd.	(1,710,000)	(2,908,340)	9.3
Li Ning Co. Ltd.	(876,500)	(1,652,499)	5.3
Longfor Group Holdings Ltd.	(2,101,500)	(2,810,908)	9.0
MMG, Ltd.	(17,268,000)	(5,226,812)	16.7
New Oriental Education & Technology Group, Inc.	(71,300)	(349,312)	1.1
NIO, Inc.	(87,150)	(349,074)	1.1
Shanghai Pharmaceuticals Holding Co. Ltd.	(86,400)	(118,154)	0.4
Wharf Holdings, Ltd.	(229,000)	(575,225)	1.8
Wuxi Biologics Cayman, Inc.	(606,000)	(1,760,083)	5.6
Xinyi Solar Holdings Ltd.	(9,066,000)	(3,014,991)	9.6
Yadea Group Holdings Ltd.	(844,000)	(1,523,298)	4.9
		(30,731,832)
Denmark
Rockwool A/S	(2,140)	(97,691)	0.3
Zehnder Group AG	(30,136)	(2,131,402)	6.8
		(2,229,093)
Finland
Neste OYJ	(346,464)	(3,593,986)	11.5
France
Kering SA	(11,196)	(2,277,856)	7.3
Pernod Ricard SA	(2,308)	(250,177)	0.8
Sartorius Stedim Biotech	(3,567)	(841,780)	2.7
Societe Generale SA	(8,796)	(458,614)	1.4
		(3,828,427)
Germany
BASF SE	(16,160)	(825,282)	2.6
Zebra Technologies Corp.	(34,690)	(1,266,750)	4.1
		(2,092,032)
Italy
DiaSorin SpA	(4,902)	(560,184)	1.8
Japan
Asics Corp.	(113,300)	(2,435,275)	7.8
Lasertec Corp.	(3,600)	(334,693)	1.1
NEC Corp.	(17,300)	(421,131)	1.3
Ono Pharmaceutical Co. Ltd.	(35,700)	(410,940)	1.3
Sony Group Corp.	(15,000)	(395,742)	1.3
Sumitomo Metal Mining Co. Ltd.	(120,400)	(2,671,317)	8.5
		(6,669,098)
Mexico
Alfa SAB de CV	(4,242,259)	(3,099,950)	9.9
Controladora Alpek SAB de CV	(4,242,259)	(653,304)	2.1
Grupo Carso SAB de CV	(90,587)	(629,797)	2.0
		(4,383,051)
Security	Shares	Value	% of Basket Value
Netherlands
BE Semiconductor Industries NV	(12,980)	$(1,405,782)	4.5%
South Korea
Delivery Hero SE	(8,990)	(254,080)	0.8
LG Energy Solution Ltd.	(2,040)	(465,429)	1.5
		(719,509)
Spain
Grifols SA	(51,828)	(490,740)	1.6
Sweden
Beijer Ref AB	(121,773)	(1,857,446)	5.9
EQT AB	(7,302)	(211,010)	0.7
Nibe Industrier AB	(629,162)	(2,682,999)	8.6
		(4,751,455)
Switzerland
Dufry AG	(21,691)	(988,410)	3.2
Temenos AG	(33,379)	(2,390,950)	7.6
		(3,379,360)
Taiwan
Formosa Chemicals & Fibre Corp.	(1,040,000)	(812,713)	2.6
United Kingdom
JD Sports Fashion PLC	(854,018)	(899,115)	2.9
United States
Advanced Micro Devices, Inc.	(953)	(92,775)	0.3
Albemarle Corp.	(111,551)	(6,531,311)	20.9
Ally Financial, Inc.	(11,885)	(388,164)	1.2
AppLovin Corp.	(2,496)	(672,198)	2.2
Avantor, Inc.	(27,400)	(355,926)	1.1
Axon Enterprise Inc.	(1,561)	(957,361)	3.1
Carlyle Group Inc/the	(18,114)	(699,925)	2.2
Ceridian HCM Holding, Inc.	(9,248)	(535,182)	1.7
Chesapeake Energy Corp.	(7,466)	(775,717)	2.5
Coinbase Global, Inc.	(15,554)	(3,155,751)	10.1
Dell Technologies, Inc.	(43,897)	(4,027,989)	12.9
Dollar Tree, Inc.	(67,804)	(5,544,333)	17.7
Exact Sciences Corp.	(36,531)	(1,667,275)	5.3
First Solar, Inc.	(2,162)	(272,023)	0.9
Intel Corp.	(170,151)	(3,420,035)	10.9
International Paper Co.	(48,817)	(2,229,961)	7.1
KKR & Co., Inc.	(3,608)	(412,286)	1.3
Palantir Technologies, Inc.	(21,571)	(2,554,869)	8.2
Pure Storage, Inc.	(17,877)	(810,901)	2.6
Reddit Inc.	(43,427)	(5,062,285)	16.2
Rivian Automotive, Inc.	(103,339)	(1,411,611)	4.5
Smurfit WestRock PLC	(91,625)	(3,850,082)	12.3
Solventum Corp.	(7,747)	(512,232)	1.6
Super Micro Computer, Inc.	(92,345)	(2,942,112)	9.4
Texas Pacific Land Corp.	(974)	(1,255,359)	4.0
U-Haul Holding Co.	(11,918)	(653,106)	2.1
Western Digital Corp.	(30,784)	(1,350,186)	4.3
		(52,140,955)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Zambia
First Quantum Minerals Ltd.	(330,373)	$(4,435,808)	14.2%

Rights
Italy
DiaSorin SpA	(4,902)	(0)	0.0
Total Reference Entity — Short		(127,766,940)
Net Value of Reference Entity — Citibank N.A.		$(31,296,114)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/09/26 – 02/11/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Transurban Group	100,640	$906,905	(5.3)%
Canada
Alimentation Couche-Tard Inc.	16,792	876,507	(5.1)
Barrick Gold Corp.	92,397	1,762,017	(10.3)
BCE, Inc.	17,422	387,212	(2.3)
Empire Co. Ltd.	21,616	802,799	(4.7)
Kinross Gold Corp.	102,746	1,516,670	(8.9)
TC Energy Corp.	28,697	1,449,838	(8.5)
		6,795,043
Denmark
Genmab A/S	2,013	426,834	(2.5)
Novo Nordisk A/S	52,676	3,521,997	(20.6)
Orsted A/S	8,375	333,266	(2.0)
Vestas Wind Systems A/S	62,890	838,462	(4.9)
		5,120,559
Finland
Elisa OYJ	32,995	1,760,218	(10.3)
France
Edenred SE	19,370	604,091	(3.5)
Sodexo SA	18,129	1,150,771	(6.8)
		1,754,862
Germany
Allianz SE	1,807	747,333	(4.4)
Deutsche Telekom AG	3,152	113,212	(0.7)
RWE AG	28,325	1,099,977	(6.4)
Symrise AG, Class A	16,274	1,876,904	(11.0)
		3,837,426
Mexico
Grupo Financiero Banorte SAB de CV	7,761	66,693	(0.4)
Netherlands
Argenx SE	405	261,812	(1.5)
Koninklijke KPN NV	569,601	2,649,700	(15.6)
		2,911,512
Security	Shares	Value	% of Basket Value
Norway
DNB Bank ASA	2,556	$63,895	(0.4)%
Kongsberg Gruppen ASA	909	146,448	(0.8)
Telenor ASA	47,647	715,657	(4.2)
		926,000
Poland
Powszechny Zaklad Ubezpieczen SA	91,588	1,428,846	(8.4)
Saudi Arabia
Banque Saudi Fransi	255,625	1,252,138	(7.3)
Etihad Etisalat Co.	130,322	2,181,906	(12.8)
Jarir Marketing Co.	578,352	1,947,662	(11.4)
SAL Saudi Logistics Services	23,673	1,153,731	(6.8)
Saudi Arabian Oil Co.	200,354	1,354,593	(7.9)
Saudi Awwal Bank	156,443	1,463,900	(8.6)
		9,353,930
Singapore
STMicroelectronics NV	14,382	326,948	(1.9)
South Africa
Discovery Ltd.	40,039	443,391	(2.6)
Harmony Gold Mining Co. Ltd.	12,023	188,910	(1.1)
		632,301
Spain
Banco Bilbao Vizcaya Argentaria SA	232,311	3,188,245	(18.7)
Banco de Sabadell SA	641,751	1,872,491	(11.0)
		5,060,736
Switzerland
Geberit AG	1,758	1,217,802	(7.1)
Logitech International SA	3,159	240,053	(1.4)
SGS SA	25,773	2,517,021	(14.8)
Swisscom AG	351	234,076	(1.4)
		4,208,952
United Kingdom
Admiral Group PLC	17,138	745,374	(4.4)
United States
James Hardie Industries PLC	24,545	576,125	(3.4)
Preferred Stocks
Brazil
Itau Unibanco Holding SA	747,104	4,683,922	(27.5)
Germany
Henkel AG & Co. KGaA	939	72,929	(0.4)
Total Reference Entity — Long		51,169,281
Reference Entity — Short
Common Stocks
Australia
SGH Ltd.	(131,546)	(4,302,168)	25.2
Treasury Wine Estates Ltd.	(366,289)	(2,093,703)	12.3
		(6,395,871)
Canada
Brookfield Asset Management Ltd.	(91,131)	(4,862,612)	28.5
Celestica, Inc.	(24,867)	(2,121,794)	12.4
		(6,984,406)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Chad
Ivanhoe Mines Ltd.	(736,365)	$(6,537,870)	38.3%
Chile
Lundin Mining Corp.	(8,031)	(65,711)	0.4
China
Alibaba Health Information Technology Ltd.	(90,000)	(58,223)	0.4
Beijing Enterprises Water Group Ltd.	(2,040,000)	(644,334)	3.8
C&D International Investment Group Ltd.	(1,445,750)	(3,023,672)	17.7
China International Capital Corp., Ltd.	(79,200)	(136,239)	0.8
Hisense Home Appliances Group Co. Ltd.	(114,000)	(345,717)	2.0
Kingdee International Software Group Co. Ltd.	(33,000)	(56,126)	0.3
MMG, Ltd.	(528,000)	(159,819)	0.9
SITC International Holdings Co. Ltd.	(59,000)	(163,179)	1.0
Wharf Holdings, Ltd.	(45,000)	(113,035)	0.7
Xinyi Solar Holdings Ltd.	(12,000)	(3,991)	0.0
		(4,704,335)
Denmark
Rockwool A/S	(6,190)	(282,574)	1.7
Zehnder Group AG	(24,878)	(1,759,524)	10.3
		(2,042,098)
Finland
Neste OYJ	(370,395)	(3,842,231)	22.5
France
Alstom SA	(48,662)	(1,175,147)	6.9
Societe Generale SA	(6,413)	(334,367)	1.9
		(1,509,514)
Germany
BASF SE	(6,095)	(311,268)	1.8
Zebra Technologies Corp.	(43,207)	(1,577,759)	9.3
		(1,889,027)
Japan
SoftBank Group Corp.	(1,600)	(80,911)	0.5
Sumitomo Metal Mining Co. Ltd.	(40,700)	(903,012)	5.3
		(983,923)
Mexico
Alfa SAB de CV	(2,538,440)	(1,854,917)	10.9
Controladora Alpek SAB de CV	(2,538,440)	(390,917)	2.3
		(2,245,834)
Security	Shares	Value	% of Basket Value
Poland
Inpost SA	(11,733)	$(198,193)	1.2%
South Africa
Impala Platinum Holdings Ltd.	(455,680)	(2,709,986)	15.9
South Korea
Delivery Hero SE, Class A	(49,695)	(1,404,507)	8.2
POSCO Future M Co. Ltd.	(3,852)	(338,182)	2.0
		(1,742,689)
Sweden
Beijer Ref AB, Class B	(42,404)	(646,803)	3.8
Nibe Industrier AB	(192,666)	(821,605)	4.8
Saab AB	(7,868)	(366,370)	2.2
		(1,834,778)
Switzerland
Dufry AG	(5,318)	(242,329)	1.4
United Kingdom
JD Sports Fashion PLC	(51,312)	(54,022)	0.3
United States
Albemarle Corp.	(1)	(58)	0.0
Ally Financial, Inc.	(5,839)	(190,702)	1.1
AppLovin Corp., Class A	(13,302)	(3,582,362)	21.0
Exact Sciences Corp.	(17,768)	(810,931)	4.7
First Solar, Inc.	(29,907)	(3,762,899)	22.1
Intel Corp.	(34,690)	(697,269)	4.1
International Paper Co.	(49,430)	(2,257,962)	13.2
Palantir Technologies, Inc.	(12,206)	(1,445,679)	8.5
Reddit Inc.	(22,116)	(2,578,062)	15.1
Rivian Automotive, Inc.	(184,691)	(2,522,879)	14.8
Smurfit WestRock PLC	(1,540)	(64,711)	0.4
Super Micro Computer, Inc.	(116,965)	(3,726,505)	21.8
U-Haul Holding Co.	(22,277)	(1,220,780)	7.2
Western Digital Corp.	(31,490)	(1,381,151)	8.1
		(24,241,950)
Total Reference Entity — Short		(68,224,767)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(17,055,486)
Balances Reported in the Consolidated Statements of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ —	$ (6,687,501)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 3,554,796	$ —	$ —	$ 3,554,796
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 4,101,051	$ —	$ —	$ 4,101,051
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	6,687,501	—	—	—	6,687,501
	$ —	$ —	$ 6,687,501	$ 4,101,051	$ —	$ —	$ 10,788,552
For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 60,667	$ —	$ —	$ —	$ 60,667
Forward foreign currency exchange contracts	—	—	—	(2,461,133)	—	—	(2,461,133)
Options purchased(a)	—	—	(121,280)	—	—	—	(121,280)
Options written	—	—	41,431	—	—	—	41,431
Swaps	—	—	39,110,894	—	—	—	39,110,894
	$ —	$ —	$ 39,091,712	$ (2,461,133)	$ —	$ —	$ 36,630,579
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 188,736	$ —	$ —	$ 188,736
Options purchased(b)	—	—	55,997	—	—	—	55,997
Options written	—	—	12,819	—	—	—	12,819
Swaps	—	—	(6,327,268)	—	—	—	(6,327,268)
	$ —	$ —	$ (6,258,452)	$ 188,736	$ —	$ —	$ (6,069,716)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	96,901,139
Average amounts sold — in USD	111,557,111
Options:
Average value of option contracts purchased	3,150
Average value of option contracts written	6,366
Total return swaps:
Average notional value	(19,404,106)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 3,554,796	$ 4,101,051
Swaps — OTC(a)	—	6,687,501
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	3,554,796	10,788,552
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 3,554,796	$ 10,788,552

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 164,153	$ (43,362)	$ —	$ —	$ 120,791
Barclays Bank PLC	532,583	(157,145)	—	—	375,438
BNP Paribas SA	694,656	(35,444)	—	—	659,212
Canadian Imperial Bank of Commerce	500,753	(500,753)	—	—	—
Citibank N.A.	103,148	(103,148)	—	—	—
Goldman Sachs International	159,260	(13,883)	—	—	145,377
JPMorgan Chase Bank N.A.	620,894	(620,894)	—	—	—
Morgan Stanley & Co. International PLC	92,620	(72,964)	—	—	19,656
Royal Bank of Canada	61,483	(49,765)	—	—	11,718
Societe Generale	231,099	(16,346)	—	—	214,753
UBS AG	394,147	(394,147)	—	—	—
	$ 3,554,796	$ (2,007,851)	$ —	$ —	$ 1,546,945

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 43,362	$ (43,362)	$ —	$ —	$ —
Barclays Bank PLC	157,145	(157,145)	—	—	—
BNP Paribas SA	35,444	(35,444)	—	—	—
Canadian Imperial Bank of Commerce	1,529,911	(500,753)	—	—	1,029,158
Citibank N.A.	3,480,242	(103,148)	—	—	3,377,094
Deutsche Bank AG	18,743	—	—	—	18,743
Goldman Sachs International	13,883	(13,883)	—	—	—
JPMorgan Chase Bank N.A.	3,791,553	(620,894)	—	—	3,170,659
Morgan Stanley & Co. International PLC	72,964	(72,964)	—	—	—
Nomura International PLC	1,065,551	—	—	—	1,065,551
Royal Bank of Canada	49,765	(49,765)	—	—	—
Societe Generale	16,346	(16,346)	—	—	—
UBS AG	513,643	(394,147)	—	—	119,496
	$ 10,788,552	$ (2,007,851)	$ —	$ —	$ 8,780,701

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 10,558,751	$ —	$ —	$ 10,558,751
Canada	6,161,369	—	—	6,161,369
China	8,464,731	76,286,280	—	84,751,011
Finland	—	1,553,064	—	1,553,064
France	—	10,711,288	—	10,711,288
Germany	—	1,087,129	—	1,087,129
Hong Kong	—	13,818,937	—	13,818,937
India	—	31,492,866	—	31,492,866
Ireland	—	1,804,476	—	1,804,476
Italy	—	6,121,902	—	6,121,902
Japan	—	84,899,572	—	84,899,572
Netherlands	1,650,268	9,521,796	—	11,172,064
Peru	6,640,234	—	—	6,640,234
Singapore	1,328,302	—	—	1,328,302
South Korea	—	16,836,517	—	16,836,517
Switzerland	2,499,585	—	—	2,499,585
Taiwan	—	17,836,452	—	17,836,452
United Kingdom	—	3,735,732	—	3,735,732
United States	588,124,212	2,394,087	—	590,518,299
Short-Term Securities
Money Market Funds	3,910,098	—	—	3,910,098
Liabilities
Investments
Investments Sold Short
Common Stocks	(4,466,663)	—	—	(4,466,663)
	$ 624,870,887	$ 278,100,098	$ —	$ 902,970,985
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 3,554,796	$ —	$ 3,554,796
Liabilities
Equity Contracts	—	(6,687,501)	—	(6,687,501)
Foreign Currency Exchange Contracts	—	(4,101,051)	—	(4,101,051)
	$ —	$ (7,233,756)	$ —	$ (7,233,756)

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments
April 30, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 0.7%
Cameco Corp.	130,522	$ 5,893,068
Suncor Energy, Inc.	137,083	4,841,558
		10,734,626
China — 1.3%
BYD Co. Ltd., ADR	93,250	8,870,873
Contemporary Amperex Technology Co. Ltd., Class A	100,800	3,220,212
Tencent Holdings Ltd., ADR	110,883	6,770,516
		18,861,601
Denmark — 0.8%
DSV A/S	33,897	7,184,798
Novo Nordisk A/S, Class B	48,753	3,259,699
Novo Nordisk A/S, Class B, ADR	13,911	924,386
		11,368,883
France — 2.5%
Cie de Saint-Gobain SA	79,514	8,644,602
EssilorLuxottica SA	21,318	6,142,845
EssilorLuxottica SA, ADR	10,709	1,563,086
Hermes International SCA	4,579	12,593,074
Sanofi SA	71,207	7,789,464
		36,733,071
Germany — 0.5%
SAP SE, ADR	23,147	6,763,322
Italy — 2.4%
Intesa Sanpaolo SpA	3,019,896	16,121,065
Intesa Sanpaolo SpA, ADR	125,010	4,020,322
Prysmian SpA, ADR	116	3,171
UniCredit SpA	224,986	13,089,879
UniCredit SpA, ADR	74,937	2,180,667
		35,415,104
Netherlands — 0.8%
ASML Holding NV	18,313	12,259,489
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,810	6,302,549
United Arab Emirates — 0.0%
NMC Health PLC(a)(b)	504	—
United Kingdom — 5.8%
BAE Systems PLC	774,131	17,946,398
Compass Group PLC	456,864	15,403,088
Flutter Entertainment PLC(b)	16,854	4,061,646
National Grid PLC	1,129,449	16,302,581
National Grid PLC, ADR	9,464	690,872
RELX PLC	277,062	15,120,698
RELX PLC, ADR	30,991	1,693,038
Shell PLC	471,053	15,323,591
		86,541,912
United States — 64.6%
Adobe, Inc.(b)	11,323	4,245,898
Air Products and Chemicals, Inc.	21,682	5,877,773
Alphabet, Inc., Class C	233,433	37,557,035
Amazon.com, Inc.(b)(c)	212,903	39,263,571
Apollo Global Management, Inc.	51,258	6,995,692
Apple, Inc.(c)	246,783	52,441,387
Bank of America Corp.	656,255	26,171,449
Boeing Co.(b)	100,937	18,495,696
Boston Scientific Corp.(b)	179,254	18,439,859
Security	Shares	Value
United States (continued)
Broadcom, Inc.	103,338	$ 19,889,465
Capital One Financial Corp.	116,053	20,919,714
Chevron Corp.	58,597	7,972,708
Citigroup, Inc.	272,134	18,608,523
Confluent, Inc., Class A(b)	317,729	7,565,127
Costco Wholesale Corp.	24,301	24,167,344
CRH PLC	107,895	10,295,341
CyberArk Software Ltd.(b)	31,884	11,228,269
D.R. Horton, Inc.	17,246	2,178,860
Datadog, Inc., Class A(b)	50,977	5,207,810
Delta Air Lines, Inc.	97,016	4,038,776
Eli Lilly & Co.	36,287	32,620,199
EQT Corp.	165,346	8,174,706
Freeport-McMoRan, Inc.	222,543	8,018,224
Hess Corp.	31,032	4,004,680
Home Depot, Inc.	46,063	16,605,251
Intuit, Inc.	25,600	16,063,232
Intuitive Surgical, Inc.(b)	25,385	13,093,583
JPMorgan Chase & Co.	116,896	28,595,100
Liberty Media Corp.-Liberty Live, Class C(b)	6,509	465,459
Live Nation Entertainment, Inc.(b)	73,261	9,703,419
Marsh & McLennan Cos., Inc.	102,313	23,068,512
Mastercard, Inc., Class A	26,324	14,427,131
McKesson Corp.	25,057	17,860,379
Medtronic PLC	157,939	13,386,910
Meta Platforms, Inc., Class A	54,952	30,168,648
Micron Technology, Inc.	157,199	12,096,463
Microsoft Corp.	144,360	57,059,734
Netflix, Inc.(b)	9,267	10,487,649
NextEra Energy, Inc.	215,578	14,417,857
NVIDIA Corp.	378,600	41,237,112
Oracle Corp.	140,089	19,713,324
Progressive Corp.	65,661	18,499,330
SailPoint, Inc.(b)	60,043	1,030,338
Salesforce, Inc.	52,270	14,045,472
Sanofi SA, ADR	20,325	1,116,859
ServiceTitan, Inc., Class A(b)	88,375	10,217,034
Shell PLC, ADR	31,185	2,010,809
Stryker Corp.	43,101	16,116,326
Tesla, Inc.(b)	39,979	11,280,475
TJX Cos., Inc.	102,218	13,153,412
Toll Brothers, Inc.	15,576	1,571,151
Trane Technologies PLC	29,729	11,395,423
TransDigm Group, Inc.	12,833	18,133,927
Union Pacific Corp.	66,086	14,252,107
United Airlines Holdings, Inc.(b)	31,875	2,193,638
UnitedHealth Group, Inc.	30,451	12,528,759
Valero Energy Corp.	63,527	7,374,849
Vertiv Holdings Co., Class A	99,703	8,512,642
Vistra Corp.	68,911	8,932,933
Walmart, Inc.	223,162	21,702,505
Walt Disney Co.	90,667	8,246,164
Wells Fargo & Co.	258,311	18,342,664
Williams Cos., Inc.	101,381	5,937,885
		959,422,571
Total Common Stocks — 79.8% (Cost: $1,072,759,371)		1,184,403,128
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
United States — 3.6%
iShares China Large-Cap ETF(d)	81,688	$ 2,765,955
iShares Core S&P Small-Cap ETF(d)	4,169	417,442
iShares MSCI China ETF(d)	19,824	1,024,108
KraneShares CSI China Internet ETF	86,016	2,761,114
SPDR Gold Shares(b)(e)	111,702	33,931,717
SPDR S&P 500 ETF Trust	20,000	11,090,800
SPDR S&P Homebuilders ETF	4,163	394,236
SPDR S&P Regional Banking ETF	9,865	533,992
Total Investment Companies — 3.6% (Cost: $49,507,556)		52,919,364
Total Long-Term Investments — 83.4% (Cost: $1,122,266,927)		1,237,322,492
Short-Term Securities
Money Market Funds — 15.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(d)(f)	229,882,821	229,882,821
Total Short-Term Securities — 15.5% (Cost: $229,882,821)		229,882,821
Options Purchased — 0.3% (Cost: $4,658,801)		5,104,754
Total Investments Before Options Written — 99.2% (Cost: $1,356,808,549)		1,472,310,067
Options Written — (0.3)% (Premiums Received: $(2,826,339))		(3,956,778)
Total Investments, Net of Options Written — 98.9% (Cost: $1,353,982,210)		1,468,353,289
Other Assets Less Liabilities — 1.1%		15,957,744
Net Assets — 100.0%		$ 1,484,311,033

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 56,778,198	$ 173,104,623 (a)	$ —	$ —	$ —	$ 229,882,821	229,882,821	$ 4,873,060	$ —
iShares Biotechnology ETF(b)	—	829,889	(770,120)	(59,769)	—	—	—	2,228	—
iShares China Large-Cap ETF	—	2,866,203	—	—	(100,248)	2,765,955	81,688	—	—
iShares Core S&P Small-Cap ETF	—	484,690	—	—	(67,248)	417,442	4,169	8,236	—
iShares MSCI China ETF	830,031	—	—	—	194,077	1,024,108	19,824	21,442	—
				$ (59,769)	$ 26,581	$ 234,090,326		$ 4,904,966	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	126	05/29/25	$ 6,139	$ (20,808)
Nikkei 225 Index	39	06/12/25	9,844	(164,416)
S&P/TSE 60 Index	4	06/19/25	868	11,346
E-mini Russell 2000 Index	50	06/20/25	4,925	(228,424)
Euro Stoxx 50 Index	69	06/20/25	4,018	(223,816)
Euro Stoxx Banks Index	186	06/20/25	1,924	89,744
S&P 500 E-Mini Index	308	06/20/25	86,040	2,838,162
				2,301,788
Short Contracts
CAC 40 Index	18	05/16/25	1,544	(76,840)
SPI 200 Index	4	06/19/25	522	(14,676)
NASDAQ 100 E-Mini Index	84	06/20/25	33,026	299,755
				208,239
				$ 2,510,027
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	37,585,703	USD	23,738,213	HSBC Bank PLC	06/18/25	$ 349,725
CAD	7,712,700	USD	5,571,539	Morgan Stanley & Co. International PLC	06/18/25	36,561
CAD	3,200,509	USD	2,245,077	Natwest Markets PLC	06/18/25	82,095
CAD	2,329,400	USD	1,685,854	Societe Generale	06/18/25	7,911
CAD	50,450,634	USD	35,246,428	Wells Fargo Bank N.A.	06/18/25	1,437,504
CHF	24,418,276	USD	27,990,445	Natwest Markets PLC	06/18/25	1,752,635
CHF	84,708	USD	97,093	UBS AG	06/18/25	6,087
CHF	2,735,859	USD	3,316,003	UBS AG	06/18/25	16,454
CHF	745,440	USD	907,746	Wells Fargo Bank N.A.	06/18/25	249
DKK	938,249	USD	141,217	HSBC Bank PLC	06/18/25	1,643
DKK	3,313,987	USD	491,978	JPMorgan Chase Bank N.A.	06/18/25	12,619
DKK	6,189,292	USD	908,372	JPMorgan Chase Bank N.A.	06/18/25	34,026
DKK	678,931	USD	99,659	Natwest Markets PLC	06/18/25	3,717
DKK	1,504,161	USD	219,234	Societe Generale	06/18/25	9,793
EUR	6,480,415	USD	7,360,483	Citibank N.A.	06/18/25	688
EUR	1,831,857	USD	2,003,292	JPMorgan Chase Bank N.A.	06/18/25	77,534
EUR	2,019,429	USD	2,212,033	JPMorgan Chase Bank N.A.	06/18/25	81,857
EUR	2,421,872	USD	2,631,768	JPMorgan Chase Bank N.A.	06/18/25	119,262
EUR	5,171,044	USD	5,661,946	JPMorgan Chase Bank N.A.	06/18/25	211,897
EUR	865,447	USD	959,065	Natwest Markets PLC	06/18/25	24,005
EUR	2,410,702	USD	2,641,732	UBS AG	06/18/25	96,610
EUR	788,227	USD	853,411	Wells Fargo Bank N.A.	06/18/25	41,944
GBP	700,040	USD	891,167	Barclays Bank PLC	06/18/25	41,944
GBP	753,133	USD	961,459	Barclays Bank PLC	06/18/25	42,421
GBP	526,694	USD	681,579	Deutsche Bank AG	06/18/25	20,473
GBP	1,664,868	USD	2,145,797	HSBC Bank PLC	06/18/25	73,370
GBP	1,676,967	USD	2,174,007	HSBC Bank PLC	06/18/25	61,286
GBP	311,478	USD	402,814	Societe Generale	06/18/25	12,367
GBP	521,941	USD	665,925	Societe Generale	06/18/25	29,790
GBP	1,222,375	USD	1,582,427	Societe Generale	06/18/25	46,924
HKD	14,940,485	USD	1,924,520	HSBC Bank PLC	06/18/25	3,044
JPY	559,422,698	USD	3,799,337	BNP Paribas SA	06/18/25	133,977
JPY	10,342,959,372	USD	70,554,505	BNP Paribas SA	06/18/25	2,167,077
JPY	102,190,484	USD	716,744	JPMorgan Chase Bank N.A.	06/18/25	1,760
JPY	23,662,159	USD	160,192	Societe Generale	06/18/25	6,177
JPY	40,477,263	USD	275,116	Societe Generale	06/18/25	9,481
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	77,693,079	USD	539,484	Societe Generale	06/18/25	$ 6,778
JPY	20,691,822	USD	141,432	UBS AG	06/18/25	4,053
JPY	361,111,323	USD	2,432,973	UBS AG	06/18/25	106,009
NOK	23,540,400	USD	2,237,554	Morgan Stanley & Co. International PLC	06/18/25	25,242
SEK	122,626,292	USD	12,255,766	JPMorgan Chase Bank N.A.	06/18/25	465,171
SGD	7,340,300	USD	5,617,102	Wells Fargo Bank N.A.	06/18/25	16,743
USD	3,148,559	CNY	22,509,046	Barclays Bank PLC	06/18/25	23,690
USD	1,475,361	EUR	1,289,600	Bank of America N.A.	06/18/25	10,491
USD	2,430,879	EUR	2,131,000	BNP Paribas SA	06/18/25	10,253
USD	203,044	JPY	28,775,250	HSBC Bank PLC	06/18/25	725
USD	1,409,791	JPY	199,180,500	JPMorgan Chase Bank N.A.	06/18/25	9,349
USD	288,033	JPY	40,876,199	Societe Generale	06/18/25	631
						7,734,042
CHF	153,171	USD	186,643	HSBC Bank PLC	06/18/25	(70)
CHF	1,210,800	USD	1,479,512	HSBC Bank PLC	06/18/25	(4,677)
CHF	457,938	USD	570,614	JPMorgan Chase Bank N.A.	06/18/25	(12,815)
CHF	476,358	USD	590,153	Morgan Stanley & Co. International PLC	06/18/25	(9,917)
CHF	59,852	USD	73,453	Natwest Markets PLC	06/18/25	(550)
CHF	454,807	USD	561,499	UBS AG	06/18/25	(7,514)
DKK	11,850,836	USD	1,812,824	JPMorgan Chase Bank N.A.	06/18/25	(8,384)
EUR	1,187,502	USD	1,368,292	Bank of America N.A.	06/18/25	(19,396)
EUR	1,293,252	USD	1,476,397	Bank of America N.A.	06/18/25	(7,379)
EUR	1,334,556	USD	1,522,470	Barclays Bank PLC	06/18/25	(6,534)
EUR	3,639,332	USD	4,164,751	Barclays Bank PLC	06/18/25	(30,795)
EUR	322,664	USD	367,860	UBS AG	06/18/25	(1,343)
EUR	1,967,023	USD	2,245,423	Wells Fargo Bank N.A.	06/18/25	(11,061)
EUR	4,805,500	USD	5,478,584	Wells Fargo Bank N.A.	06/18/25	(19,967)
JPY	22,851,156	USD	160,748	Barclays Bank PLC	06/18/25	(81)
JPY	355,783,500	USD	2,516,145	HSBC Bank PLC	06/18/25	(14,624)
JPY	19,951,533	USD	140,834	JPMorgan Chase Bank N.A.	06/18/25	(555)
JPY	325,182,400	USD	2,294,868	JPMorgan Chase Bank N.A.	06/18/25	(8,503)
JPY	34,612,809	USD	243,695	Morgan Stanley & Co. International PLC	06/18/25	(332)
JPY	33,743,567	USD	238,734	Societe Generale	06/18/25	(1,483)
USD	178,630	CHF	156,236	Deutsche Bank AG	06/18/25	(11,676)
USD	164,102	DKK	1,128,150	Citibank N.A.	06/18/25	(7,674)
USD	6,450,333	DKK	43,858,529	Natwest Markets PLC	06/18/25	(227,686)
USD	877,276	EUR	805,225	Deutsche Bank AG	06/18/25	(37,387)
USD	1,872,348	EUR	1,712,053	Deutsche Bank AG	06/18/25	(72,391)
USD	1,972,974	EUR	1,819,330	Deutsche Bank AG	06/18/25	(93,621)
USD	180,049	EUR	162,923	Natwest Markets PLC	06/18/25	(5,017)
USD	5,153,574	EUR	4,700,798	Natwest Markets PLC	06/18/25	(186,111)
USD	3,503,052	GBP	2,642,000	Barclays Bank PLC	06/18/25	(18,571)
USD	256,319	GBP	199,126	Deutsche Bank AG	06/18/25	(9,103)
USD	1,486,658	GBP	1,153,315	HSBC Bank PLC	06/18/25	(50,640)
USD	975,289	GBP	751,855	Natwest Markets PLC	06/18/25	(26,888)
USD	1,284,249	GBP	994,773	Natwest Markets PLC	06/18/25	(41,723)
USD	14,336,263	GBP	11,057,657	UBS AG	06/18/25	(402,909)
USD	2,240,418	HKD	17,368,800	HSBC Bank PLC	06/18/25	(438)
USD	2,516,757	HKD	19,521,182	Societe Generale	06/18/25	(1,791)
USD	206,390	HKD	1,601,897	UBS AG	06/18/25	(280)
USD	6,015,652	HKD	46,656,786	UBS AG	06/18/25	(3,827)
USD	177,275	JPY	25,689,175	JPMorgan Chase Bank N.A.	06/18/25	(3,347)
USD	246,202	JPY	36,066,458	JPMorgan Chase Bank N.A.	06/18/25	(7,382)
USD	353,454	JPY	51,462,276	JPMorgan Chase Bank N.A.	06/18/25	(8,378)
USD	340,046	JPY	48,748,261	Morgan Stanley & Co. International PLC	06/18/25	(2,704)
USD	415,891	JPY	61,621,927	Morgan Stanley & Co. International PLC	06/18/25	(17,374)
USD	169,584	JPY	24,956,129	Societe Generale	06/18/25	(5,884)
USD	694,123	JPY	101,419,585	Societe Generale	06/18/25	(18,960)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	111,275	KRW	160,716,110	Citibank N.A.	06/18/25	$ (1,848)
USD	4,998,882	TWD	164,043,318	HSBC Bank PLC	06/18/25	(159,566)
						(1,589,156)
						$ 6,144,886
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	273	05/02/25	USD	500.00	USD	12,980	$ 4,505
SPDR S&P 500 ETF Trust	275	05/09/25	USD	555.00	USD	15,250	249,562
Euro Stoxx Banks	337	05/16/25	EUR	200.00	EUR	3,115	11,930
InvesCo QQQ Trust, Series 1	57	05/16/25	USD	505.00	USD	2,710	8,721
InvesCo QQQ Trust, Series 1	216	05/16/25	USD	485.00	USD	10,270	166,320
KraneShares CSI China Internet ETF	811	05/16/25	USD	41.00	USD	2,603	5,272
SPDR Gold Shares(a)	284	05/16/25	USD	282.00	USD	8,627	641,130
SPDR Gold Shares(a)	273	05/16/25	USD	310.00	USD	8,293	84,630
SPDR S&P 500 ETF Trust	309	05/16/25	USD	575.00	USD	17,135	82,194
Williams Cos., Inc.	574	05/16/25	USD	60.00	USD	3,362	68,880
Nikkei 225 Index	63	06/13/25	JPY	37,500.00	JPY	2,270,859	207,092
SPDR Gold Shares(a)	445	06/20/25	USD	285.00	USD	13,518	987,900
SPDR Gold Shares(a)	865	06/20/25	USD	295.00	USD	26,276	1,258,575
UnitedHealth Group, Inc.	55	06/20/25	USD	620.00	USD	2,263	3,025
Euro Stoxx Banks	351	09/19/25	EUR	200.00	EUR	3,244	96,922
							3,876,658
Put
JPMorgan Chase & Co.	95	05/16/25	USD	200.00	USD	2,324	2,280
SPDR S&P 500 ETF Trust	423	05/16/25	USD	555.00	USD	23,457	396,774
SPDR S&P 500 ETF Trust	467	05/16/25	USD	535.00	USD	25,897	195,673
Wells Fargo & Co.	237	05/16/25	USD	55.00	USD	1,683	711
Adobe, Inc.	5	06/20/25	USD	350.00	USD	187	5,550
Air Products & Chemicals, Inc.	8	06/20/25	USD	260.00	USD	217	5,880
Alphabet, Inc., Class C	70	06/20/25	USD	155.00	USD	1,126	30,625
Amazon.com, Inc.	74	06/20/25	USD	175.00	USD	1,365	48,100
Apollo Global Management, Inc.	17	06/20/25	USD	130.00	USD	232	11,475
Apple, Inc.	78	06/20/25	USD	200.00	USD	1,658	44,655
Boeing Co.	29	06/20/25	USD	175.00	USD	531	17,037
Boston Scientific Corp.	60	06/20/25	USD	100.00	USD	617	12,000
Broadcom, Inc.	31	06/20/25	USD	180.00	USD	597	27,900
Capital One Financial Corp.	36	06/20/25	USD	175.00	USD	649	27,540
Chevron Corp.	21	06/20/25	USD	135.00	USD	286	12,548
Costco Wholesale Corp.	8	06/20/25	USD	940.00	USD	796	17,020
Eli Lilly & Co.	11	06/20/25	USD	850.00	USD	989	27,747
EQT Corp.	49	06/20/25	USD	50.00	USD	242	15,435
Freeport-McMoRan, Inc.	70	06/20/25	USD	35.00	USD	252	12,321
Home Depot, Inc.	13	06/20/25	USD	340.00	USD	469	11,245
Intuit, Inc.	8	06/20/25	USD	590.00	USD	502	12,960
Intuitive Surgical, Inc.	8	06/20/25	USD	490.00	USD	413	10,600
JPMorgan Chase & Co.	29	06/20/25	USD	230.00	USD	709	13,485
Mastercard, Inc., Class A	11	06/20/25	USD	510.00	USD	603	9,378
Meta Platforms, Inc., Class A	17	06/20/25	USD	525.00	USD	933	37,527
Micron Technology, Inc.	39	06/20/25	USD	75.00	USD	300	19,207
Microsoft Corp.	43	06/20/25	USD	375.00	USD	1,700	42,785
Netflix, Inc.	2	06/20/25	USD	1,060.00	USD	226	5,595
NVIDIA Corp.	117	06/20/25	USD	105.00	USD	1,274	73,710
Oracle Corp.	43	06/20/25	USD	135.00	USD	605	30,315
Salesforce, Inc.	17	06/20/25	USD	250.00	USD	457	15,853
TJX Cos., Inc.	35	06/20/25	USD	120.00	USD	450	6,965
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Toll Brothers Inc.	14	06/20/25	USD	95.00	USD	141	$ 5,180
Walmart, Inc.	78	06/20/25	USD	90.00	USD	759	15,054
Walt Disney Co.	27	06/20/25	USD	85.00	USD	246	6,966
							1,228,096
							$ 5,104,754

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx Banks	506	05/16/25	EUR	215.00	EUR	4,677	$ (2,866)
KraneShares CSI China Internet ETF	811	05/16/25	USD	48.00	USD	2,603	(28,385)
SPDR Gold Shares(a)	284	05/16/25	USD	295.00	USD	8,627	(315,950)
SPDR S&P 500 ETF Trust	309	05/16/25	USD	590.00	USD	17,135	(15,295)
Nikkei 225 Index	63	06/13/25	JPY	39,500.00	JPY	2,270,859	(43,621)
Adobe, Inc.	6	06/20/25	USD	420.00	USD	225	(4,005)
Air Products & Chemicals, Inc.	10	06/20/25	USD	300.00	USD	271	(3,300)
Alphabet, Inc., Class C	93	06/20/25	USD	180.00	USD	1,496	(12,369)
Amazon.com, Inc.	99	06/20/25	USD	210.00	USD	1,826	(22,077)
Apollo Global Management, Inc.	22	06/20/25	USD	155.00	USD	300	(3,465)
Apple, Inc.	104	06/20/25	USD	230.00	USD	2,210	(36,400)
Bank of America Corp.	282	06/20/25	USD	42.00	USD	1,125	(21,573)
Boeing Co.	39	06/20/25	USD	200.00	USD	715	(12,773)
Boston Scientific Corp.	79	06/20/25	USD	110.00	USD	813	(9,678)
Broadcom, Inc.	41	06/20/25	USD	220.00	USD	789	(20,500)
Capital One Financial Corp.	48	06/20/25	USD	200.00	USD	865	(12,720)
Chevron Corp.	28	06/20/25	USD	150.00	USD	381	(2,828)
Citigroup, Inc.	160	06/20/25	USD	72.50	USD	1,094	(19,440)
Costco Wholesale Corp.	12	06/20/25	USD	1,025.00	USD	1,193	(35,490)
Costco Wholesale Corp.	10	06/20/25	USD	1,060.00	USD	995	(17,050)
Eli Lilly & Co.	14	06/20/25	USD	1,000.00	USD	1,259	(16,065)
EQT Corp.	64	06/20/25	USD	60.00	USD	316	(1,760)
Freeport-McMoRan, Inc.	92	06/20/25	USD	45.00	USD	331	(1,978)
Home Depot, Inc.	16	06/20/25	USD	390.00	USD	577	(5,672)
Intuit, Inc.	10	06/20/25	USD	680.00	USD	627	(9,800)
Intuitive Surgical, Inc.	10	06/20/25	USD	580.00	USD	516	(3,850)
JPMorgan Chase & Co.	42	06/20/25	USD	255.00	USD	1,027	(22,575)
JPMorgan Chase & Co.	38	06/20/25	USD	265.00	USD	930	(8,816)
Mastercard, Inc., Class A	19	06/20/25	USD	565.00	USD	1,041	(23,797)
Mastercard, Inc., Class A	15	06/20/25	USD	590.00	USD	822	(6,413)
Meta Platforms, Inc., Class A	22	06/20/25	USD	630.00	USD	1,208	(20,020)
Micron Technology, Inc.	51	06/20/25	USD	95.00	USD	392	(5,330)
Microsoft Corp.	58	06/20/25	USD	435.00	USD	2,293	(16,530)
Netflix, Inc.	3	06/20/25	USD	1,260.00	USD	340	(4,463)
NVIDIA Corp.	156	06/20/25	USD	130.00	USD	1,699	(29,172)
Oracle Corp.	58	06/20/25	USD	165.00	USD	816	(12,905)
Salesforce, Inc.	22	06/20/25	USD	300.00	USD	591	(11,825)
SPDR Gold Shares(a)	865	06/20/25	USD	310.00	USD	26,276	(581,712)
SPDR Gold Shares(a)	873	06/20/25	USD	300.00	USD	26,519	(995,220)
TJX Cos., Inc.	45	06/20/25	USD	135.00	USD	579	(10,238)
Toll Brothers Inc.	17	06/20/25	USD	115.00	USD	171	(2,720)
Walmart, Inc.	132	06/20/25	USD	100.00	USD	1,284	(40,920)
Walmart, Inc.	103	06/20/25	USD	105.00	USD	1,002	(14,523)
Walt Disney Co.	35	06/20/25	USD	105.00	USD	318	(2,695)
							(2,488,784)
Put
SPDR S&P 500 ETF Trust	138	05/09/25	USD	495.00	USD	7,653	(3,726)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	423	05/16/25	USD	525.00	USD	23,457	$ (118,228)
SPDR S&P 500 ETF Trust	467	05/16/25	USD	510.00	USD	25,897	(71,451)
Adobe, Inc.	10	06/20/25	USD	315.00	USD	375	(4,050)
Air Products & Chemicals, Inc.	16	06/20/25	USD	230.00	USD	434	(4,040)
Alphabet, Inc., Class C	140	06/20/25	USD	140.00	USD	2,252	(21,350)
Amazon.com, Inc.	145	06/20/25	USD	165.00	USD	2,674	(57,637)
Amazon.com, Inc.	149	06/20/25	USD	160.00	USD	2,748	(44,327)
Apollo Global Management, Inc.	34	06/20/25	USD	115.00	USD	464	(7,225)
Apple, Inc.	190	06/20/25	USD	180.00	USD	4,038	(40,755)
Apple, Inc.	145	06/20/25	USD	190.00	USD	3,081	(51,112)
Boeing Co.	59	06/20/25	USD	155.00	USD	1,081	(10,620)
Boston Scientific Corp.	119	06/20/25	USD	90.00	USD	1,224	(8,628)
Broadcom, Inc.	108	06/20/25	USD	140.00	USD	2,079	(17,226)
Broadcom, Inc.	62	06/20/25	USD	165.00	USD	1,193	(30,535)
Capital One Financial Corp.	73	06/20/25	USD	155.00	USD	1,316	(17,885)
Chevron Corp.	42	06/20/25	USD	120.00	USD	571	(6,363)
Costco Wholesale Corp.	16	06/20/25	USD	840.00	USD	1,591	(10,080)
Delta Air Lines, Inc.	452	06/20/25	USD	34.00	USD	1,882	(33,674)
Eli Lilly & Co.	21	06/20/25	USD	750.00	USD	1,888	(14,857)
EQT Corp.	97	06/20/25	USD	45.00	USD	480	(12,610)
Freeport-McMoRan, Inc.	139	06/20/25	USD	30.00	USD	501	(6,742)
Home Depot, Inc.	25	06/20/25	USD	305.00	USD	901	(6,088)
Intuit, Inc.	16	06/20/25	USD	500.00	USD	1,004	(5,440)
Intuitive Surgical, Inc.	16	06/20/25	USD	435.00	USD	825	(6,320)
JPMorgan Chase & Co.	58	06/20/25	USD	210.00	USD	1,419	(10,411)
Mastercard, Inc., Class A	22	06/20/25	USD	460.00	USD	1,206	(5,995)
Meta Platforms, Inc., Class A	11	06/20/25	USD	480.00	USD	604	(11,743)
Meta Platforms, Inc., Class A	53	06/20/25	USD	500.00	USD	2,910	(75,657)
Meta Platforms, Inc., Class A	34	06/20/25	USD	470.00	USD	1,867	(29,495)
Micron Technology, Inc.	78	06/20/25	USD	60.00	USD	600	(7,800)
Microsoft Corp.	87	06/20/25	USD	335.00	USD	3,439	(27,144)
Netflix, Inc.	5	06/20/25	USD	950.00	USD	566	(4,750)
NVIDIA Corp.	507	06/20/25	USD	85.00	USD	5,522	(69,966)
Oracle Corp.	87	06/20/25	USD	110.00	USD	1,224	(13,441)
Salesforce, Inc.	34	06/20/25	USD	220.00	USD	914	(9,707)
SPDR S&P 500 ETF Trust	79	06/20/25	USD	405.00	USD	4,381	(5,570)
TJX Cos., Inc.	69	06/20/25	USD	110.00	USD	888	(4,623)
Toll Brothers Inc.	27	06/20/25	USD	85.00	USD	272	(4,320)
United Airlines Holdings, Inc.	361	06/20/25	USD	55.00	USD	2,484	(48,735)
UnitedHealth Group, Inc.	55	06/20/25	USD	480.00	USD	2,263	(387,062)
Walmart, Inc.	156	06/20/25	USD	80.00	USD	1,517	(9,906)
Walt Disney Co.	53	06/20/25	USD	75.00	USD	482	(4,452)
Euro Stoxx Banks	351	09/19/25	EUR	165.00	EUR	3,244	(126,248)
							(1,467,994)
							$ (3,956,778)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Balances Reported in the Consolidated Statements of Assets and Liabilities for Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ (2,826,339)	$ 441,285	$ (1,571,724)	$ (3,956,778)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 3,239,007	$ —	$ —	$ —	$ 3,239,007
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,734,042	—	—	7,734,042
Options purchased Investments at value — unaffiliated(b)	—	—	5,104,754	—	—	—	5,104,754
	$ —	$ —	$ 8,343,761	$ 7,734,042	$ —	$ —	$ 16,077,803
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 728,980	$ —	$ —	$ —	$ 728,980
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,589,156	—	—	1,589,156
Options written Options written at value	—	—	3,956,778	—	—	—	3,956,778
	$ —	$ —	$ 4,685,758	$ 1,589,156	$ —	$ —	$ 6,274,914

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,984,668	$ —	$ —	$ —	$ 6,984,668
Forward foreign currency exchange contracts	—	—	—	(2,071,717)	—	—	(2,071,717)
Options purchased(a)	—	—	(7,640,848)	—	—	—	(7,640,848)
Options written	—	—	7,617,806	—	—	—	7,617,806
Swaps	—	—	10,307	—	—	—	10,307
	$ —	$ —	$ 6,971,933	$ (2,071,717)	$ —	$ —	$ 4,900,216
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,163,587	$ —	$ —	$ —	$ 3,163,587
Forward foreign currency exchange contracts	—	—	—	5,874,362	—	—	5,874,362
Options purchased(b)	—	—	1,080,217	—	—	—	1,080,217
Options written	—	—	(1,228,623)	—	—	—	(1,228,623)
Swaps	—	—	(14,384)	—	—	—	(14,384)
	$ —	$ —	$ 3,000,797	$ 5,874,362	$ —	$ —	$ 8,875,159

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$60,162,817
Average notional value of contracts — short	26,014,637
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	49,350,936
Average amounts sold — in USD	154,512,052
Options:
Average value of option contracts purchased	4,802,449
Average value of option contracts written	2,507,587
Total return swaps:
Average notional value	—(a )

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 143,892	$ —
Forward foreign currency exchange contracts	7,734,042	1,589,156
Options	5,104,754	3,956,778
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	12,982,688	5,545,934
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(5,248,646)	(3,956,778)
Total derivative assets and liabilities subject to an MNA	$ 7,734,042	$ 1,589,156
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 10,491	$ (10,491)	$ —	$ —	$ —
Barclays Bank PLC	108,055	(55,981)	—	—	52,074
BNP Paribas SA	2,311,307	—	—	—	2,311,307
Citibank N.A.	688	(688)	—	—	—
Deutsche Bank AG	20,473	(20,473)	—	—	—
HSBC Bank PLC	489,793	(230,015)	—	—	259,778
JPMorgan Chase Bank N.A.	1,013,475	(49,364)	—	—	964,111
Morgan Stanley & Co. International PLC	61,803	(30,327)	—	—	31,476
Natwest Markets PLC	1,862,452	(487,975)	—	—	1,374,477
Societe Generale	129,852	(28,118)	—	—	101,734
UBS AG	229,213	(229,213)	—	—	—
Wells Fargo Bank N.A.	1,496,440	(31,028)	—	—	1,465,412
	$ 7,734,042	$ (1,173,673)	$ —	$ —	$ 6,560,369

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 26,775	$ (10,491)	$ —	$ —	$ 16,284
Barclays Bank PLC	55,981	(55,981)	—	—	—
Citibank N.A.	9,522	(688)	—	—	8,834
Deutsche Bank AG	224,178	(20,473)	—	—	203,705
HSBC Bank PLC	230,015	(230,015)	—	—	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock GA Dynamic Equity Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
JPMorgan Chase Bank N.A.	$ 49,364	$ (49,364)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	30,327	(30,327)	—	—	—
Natwest Markets PLC	487,975	(487,975)	—	—	—
Societe Generale	28,118	(28,118)	—	—	—
UBS AG	415,873	(229,213)	—	—	186,660
Wells Fargo Bank N.A.	31,028	(31,028)	—	—	—
	$ 1,589,156	$ (1,173,673)	$ —	$ —	$ 415,483

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Consolidated Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 10,734,626	$ —	$ —	$ 10,734,626
China	15,641,389	3,220,212	—	18,861,601
Denmark	924,386	10,444,497	—	11,368,883
France	1,563,086	35,169,985	—	36,733,071
Germany	6,763,322	—	—	6,763,322
Italy	6,204,160	29,210,944	—	35,415,104
Netherlands	—	12,259,489	—	12,259,489
Taiwan	6,302,549	—	—	6,302,549
United Arab Emirates	—	—	—	—
United Kingdom	6,445,556	80,096,356	—	86,541,912
United States	959,422,571	—	—	959,422,571
Investment Companies	52,919,364	—	—	52,919,364
Short-Term Securities
Money Market Funds	229,882,821	—	—	229,882,821
Options Purchased
Equity Contracts	5,104,754	—	—	5,104,754
	$ 1,301,908,584	$ 170,401,483	$ —	$ 1,472,310,067
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 3,149,263	$ 89,744	$ —	$ 3,239,007
Foreign Currency Exchange Contracts	—	7,734,042	—	7,734,042
Liabilities
Equity Contracts	(4,199,878)	(485,880)	—	(4,685,758)
Foreign Currency Exchange Contracts	—	(1,589,156)	—	(1,589,156)
	$ (1,050,615)	$ 5,748,750	$ —	$ 4,698,135

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities
April 30, 2025

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 903,527,550	$ 1,238,219,741
Investments, at value — affiliated(b)	3,910,098	234,090,326
Cash	—	1,078,274
Cash held for investments sold short	10,359,047	—
Cash pledged for futures contracts	—	6,715,000
Foreign currency, at value(c)	1,243,434	5,809,905
Receivables:
Investments sold	—	4,316,022
Options written	—	1,206,346
Swaps	36,716,196	—
Capital shares sold	2,780,666	3,888,275
Dividends — unaffiliated	1,429,150	524,445
Dividends — affiliated	60,576	—
Variation margin on futures contracts	—	143,892
Unrealized appreciation on forward foreign currency exchange contracts	3,554,796	7,734,042
Prepaid expenses	50,409	65,761
Total assets	963,631,922	1,503,792,029
LIABILITIES
Investments sold short, at value(d)	4,466,663	—
Bank overdraft	13,219	—
Cash received as collateral for OTC derivatives	8,655,000	—
Options written, at value(e)	—	3,956,778
Payables:
Investments purchased	—	11,103,120
Swaps	16,875,378	—
Accounting services fees	73,075	81,776
Capital shares redeemed	584,036	872,062
Custodian fees	124,938	128,454
Dividends on short sales	—	4,231
Foreign taxes	52,276	—
Investment advisory fees	279,733	439,453
Trustees’ and Officer’s fees	2,137	2,417
Recoupment of past waived fees	—	11
Options written	—	1,065,045
Other accrued expenses	14,308	14,895
Professional fees	63,772	64,905
Reorganization costs	25,389	47,404
Transfer agent fees	66,127	111,289
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,101,051	1,589,156
OTC swaps	6,687,501	—
Total liabilities	42,084,603	19,480,996
Commitments and contingent liabilities
NET ASSETS	$ 921,547,319	$ 1,484,311,033
NET ASSETS CONSIST OF
Paid-in capital	$ 834,630,779	$ 1,379,845,753
Accumulated earnings	86,916,540	104,465,280
NET ASSETS	$ 921,547,319	$ 1,484,311,033
(a) Investments, at cost—unaffiliated	$856,518,763	$1,122,513,255
(b) Investments, at cost—affiliated	$3,910,098	$234,295,294
(c) Foreign currency, at cost	$1,233,393	$5,677,838
(d) Proceeds received from investments sold short	$5,061,280	$—
(e) Premiums received	$—	$2,826,339
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities  (continued)
April 30, 2025

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 921,191,997	$ 1,483,163,365
Shares outstanding	62,797,606	90,566,825
Net asset value	$ 14.67	$ 16.38
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Class K
Net assets	$ 355,322	$ 1,147,668
Shares outstanding	24,182	69,988
Net asset value	$ 14.69	$ 16.40
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statements of Operations
Year Ended April 30, 2025

	BlackRock GA Disciplined Volatility Equity Fund	BlackRock GA Dynamic Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$11,584,835	$13,485,623
Dividends — affiliated	631,715	4,904,966
Interest — unaffiliated	—	150,970
Foreign taxes withheld	(544,215)	(615,987)
Total investment income	11,672,335	17,925,572
EXPENSES
Investment advisory	2,766,510	4,595,029
Transfer agent — class specific	647,933	1,068,043
Accounting services	138,475	165,102
Registration	119,260	159,970
Custodian	116,011	113,111
Professional	73,813	75,296
Reorganization	36,124	58,139
Printing and postage	24,984	28,688
Trustees and Officer	13,012	17,095
Recoupment of past waived and/or reimbursed fees — class specific	—	11
Miscellaneous	31,380	27,520
Total expenses excluding dividend expense and interest expense	3,967,502	6,308,004
Dividends expense — unaffiliated	161,494	—
Interest expense — unaffiliated	12,481	8,261
Total expenses	4,141,477	6,316,265
Less:
Fees waived and/or reimbursed by the Manager	(25,159)	(92,331)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(102,903)	(55,681)
Total expenses after fees waived and/or reimbursed	4,013,415	6,168,253
Net investment income	7,658,920	11,757,319
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	18,651,539	(26,293,459)
Investments — affiliated	—	(59,769)
Forward foreign currency exchange contracts	(2,461,133)	(2,071,717)
Foreign currency transactions	(229,514)	364,628
Futures contracts	60,667	6,984,668
Options written	41,431	7,617,806
Short sales — unaffiliated	2,199,804	—
Swaps	39,110,894	10,307
	57,373,688	(13,447,536)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	19,046,161	62,612,122
Investments — affiliated	—	26,581
Forward foreign currency exchange contracts	188,736	5,874,362
Foreign currency translations	54,471	168,789
Futures contracts	—	3,163,587
Options written	12,819	(1,228,623)
Short sales — unaffiliated	594,617	—
Swaps	(6,327,268)	(14,384)
	13,569,536	70,602,434
Net realized and unrealized gain	70,943,224	57,154,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,602,144	$68,912,217
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(338,185)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$259,423	$—
See notes to consolidated financial statements.
Consolidated Financial Statements

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund(a)		BlackRock GA Dynamic Equity Fund
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25(a)	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,658,920	$3,642,341	$11,757,319	$4,701,336
Net realized gain (loss)	57,373,688	8,929,180	(13,447,536)	8,721,901
Net change in unrealized appreciation (depreciation)	13,569,536	18,983,275	70,602,434	45,523,015
Net increase in net assets resulting from operations	78,602,144	31,554,796	68,912,217	58,946,252
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(19,586,906)	(6,181,485)	(22,457,821)	(3,016,886)
Class K	(9,775)	(7,384)	(7,142)	(3,166)
Decrease in net assets resulting from distributions to shareholders	(19,596,681)	(6,188,869)	(22,464,963)	(3,020,052)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	426,107,863	302,064,106	759,975,576	477,545,505
NET ASSETS
Total increase in net assets	485,113,326	327,430,033	806,422,830	533,471,705
Beginning of year	436,433,993	109,003,960	677,888,203	144,416,498
End of year	$921,547,319	$436,433,993	$1,484,311,033	$677,888,203

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Institutional
	Year Ended 04/30/25(a)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)	Period from 11/01/20 to 04/30/21(a)	Year Ended 10/31/20(a)

Net asset value, beginning of period	$13.30	$12.13	$11.66	$12.84	$10.90	$11.20
Net investment income(b)	0.16	0.19	0.17	0.12	0.07	0.16
Net realized and unrealized gain (loss)	1.60	1.28	0.69	(0.49)	2.06	0.01
Net increase (decrease) from investment operations	1.76	1.47	0.86	(0.37)	2.13	0.17
Distributions(c)
From net investment income	(0.03)	(0.30)	(0.39)	(0.08)	(0.06)	(0.32)
From net realized gain	(0.36)	—	—	(0.73)	(0.13)	(0.15)
Total distributions	(0.39)	(0.30)	(0.39)	(0.81)	(0.19)	(0.47)
Net asset value, end of period	$14.67	$13.30	$12.13	$11.66	$12.84	$10.90
Total Return(d)
Based on net asset value	13.43%	12.24%	7.67%	(3.35)%	19.67%(e)	1.56%
Ratios to Average Net Assets(f)
Total expenses	0.60%(g)	0.69%	1.00%	1.37%	5.18%(h)(i)	5.27%
Total expenses after fees waived and/or reimbursed	0.58%(g)	0.55%	0.55%	0.55%	0.55%(h)	0.54%
Total expenses after fees waived and/or reimbursed and excluding dividend expense	0.56%(g)	0.55%	0.55%	0.55%	0.55%(h)	0.54%
Net investment income	1.11%	1.47%	1.46%	0.99%	1.12%(h)	1.51%
Supplemental Data
Net assets, end of period (000)	$921,192	$436,115	$108,719	$53,758	$97	$78
Portfolio turnover rate	196%(j)	169%(j)	252%(j)	121%	57%	125%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding dividend expense would have been 0.59%,0.57% and 0.55%, respectively.

(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.46%.
(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund (continued)
	Class K
	Year Ended 04/30/25(a)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)	Period from 11/01/20 to 04/30/21(a)	Year Ended 10/31/20(a)

Net asset value, beginning of period	$13.31	$12.14	$11.67	$12.85	$10.91	$11.21
Net investment income(b)	0.18	0.22	0.19	0.14	0.07	0.17
Net realized and unrealized gain (loss)	1.61	1.25	0.67	(0.51)	2.06	0.01
Net increase (decrease) from investment operations	1.79	1.47	0.86	(0.37)	2.13	0.18
Distributions(c)
From net investment income	(0.04)	(0.30)	(0.39)	(0.08)	(0.06)	(0.33)
From net realized gain	(0.37)	—	—	(0.73)	(0.13)	(0.15)
Total distributions	(0.41)	(0.30)	(0.39)	(0.81)	(0.19)	(0.48)
Net asset value, end of period	$14.69	$13.31	$12.14	$11.67	$12.85	$10.91
Total Return(d)
Based on net asset value	13.56%	12.27%	7.71%	(3.32)%	19.68%(e)	1.60%
Ratios to Average Net Assets(f)
Total expenses	0.50%	0.61%	0.93%	2.82%	4.99%(g)(h)	4.86%
Total expenses after fees waived and/or reimbursed	0.50%	0.50%	0.50%	0.50%	0.50%(g)	0.50%
Total expenses after fees waived and/or reimbursed and excluding dividend expense	0.48%	0.50%	0.50%	0.50%	0.50%(g)	0.50%
Net investment income	1.29%	1.76%	1.69%	1.10%	1.21%(g)	1.56%
Supplemental Data
Net assets, end of period (000)	$355	$319	$285	$6,672	$6,901	$5,765
Portfolio turnover rate	196%(i)	169%(i)	252%(i)	121%	57%	125%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.26%.
(i)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund
	Institutional
	Year Ended 04/30/25(a)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$15.24	$13.14	$12.68	$15.33	$11.73	$10.92
Net investment income(b)	0.17	0.20	0.19	0.14	0.06	0.11
Net realized and unrealized gain (loss)	1.30	2.04	0.35	(1.40)	3.63	0.80
Net increase (decrease) from investment operations	1.47	2.24	0.54	(1.26)	3.69	0.91
Distributions(c)
From net investment income	(0.14)	(0.14)	(0.08)	(0.14)	(0.09)	(0.10)
From net realized gain	(0.19)	—	—	(1.25)	—	—
Total distributions	(0.33)	(0.14)	(0.08)	(1.39)	(0.09)	(0.10)
Net asset value, end of period	$16.38	$15.24	$13.14	$12.68	$15.33	$11.73
Total Return(d)
Based on net asset value	9.64%	17.11%	4.34%	(9.33)%	31.58%(e)	8.35%
Ratios to Average Net Assets(f)
Total expenses	0.55%(g)	0.64%	0.99%	1.49%	5.34%(h)(i)	5.92%
Total expenses after fees waived and/or reimbursed	0.53%(g)	0.55%	0.55%	0.55%	0.55%(h)	0.54%
Net investment income	1.01%	1.40%	1.49%	1.01%	0.88%(h)	1.01%
Supplemental Data
Net assets, end of period (000)	$1,483,163	$677,569	$144,144	$49,823	$121	$88
Portfolio turnover rate(j)	101%	74%	65%	66%	32%	73%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.54% and 0.52%, respectively.
(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.48%.
(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund (continued)
	Class K
	Year Ended 04/30/25(a)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$15.26	$13.15	$12.69	$15.34	$11.74	$10.92
Net investment income(b)	0.17	0.21	0.19	0.14	0.06	0.12
Net realized and unrealized gain (loss)	1.31	2.04	0.36	(1.40)	3.64	0.80
Net increase (decrease) from investment operations	1.48	2.25	0.55	(1.26)	3.70	0.92
Distributions(c)
From net investment income	(0.15)	(0.14)	(0.09)	(0.14)	(0.10)	(0.10)
From net realized gain	(0.19)	—	—	(1.25)	—	—
Total distributions	(0.34)	(0.14)	(0.09)	(1.39)	(0.10)	(0.10)
Net asset value, end of period	$16.40	$15.26	$13.15	$12.69	$15.34	$11.74
Total Return(d)
Based on net asset value	9.69%	17.22%	4.38%	(9.29)%	31.59%(e)	8.49%
Ratios to Average Net Assets(f)
Total expenses	0.45%(g)(h)	0.56%	1.04%	2.83%	5.15%(i)(j)	5.50%
Total expenses after fees waived and/or reimbursed	0.45%(h)	0.50%	0.50%	0.50%	0.50%(i)	0.50%
Net investment income	1.03%	1.54%	1.55%	0.94%	0.93%(i)	1.05%
Supplemental Data
Net assets, end of period (000)	$1,148	$320	$273	$7,142	$7,875	$5,984
Portfolio turnover rate(k)	101%	74%	65%	66%	32%	73%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.44% and 0.44%, respectively.
(i)	Annualized.
(j)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.28%.
(k)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements

1.
ORGANIZATION
Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Dynamic Equity Fund	GA Dynamic Equity	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On February 20, 2025, the Board of Trustees of the Trust (the “Board”) approved the reorganizations of GA Disciplined Volatility Equity and GA Dynamic Equity into newly created ETFs, iShares Disciplined Volatility Equity Active ETF and iShares Dynamic Equity Active ETF, respectively. Each newly created ETF and its corresponding Fund will have identical investment objectives and fundamental investment policies, and substantially similar investment strategies. The reorganizations are expected to close on or about September 12, 2025.
Basis of Consolidation: The accompanying consolidated financial statements of GA Disciplined Volatility Equity include the account of Cayman GA Disciplined Volatility Equity Fund, Ltd. (the “GA Disciplined Volatility Equity Cayman Subsidiary”), which is a wholly-owned subsidiary of GA Disciplined Volatility Equity and primarily invests in commodity-related instruments. The GA Disciplined Volatility Equity Cayman Subsidiary enables GA Disciplined Volatility Equity to hold these commodity-related instruments and satisfy regulated investment company tax requirements. GA Disciplined Volatility Equity may invest up to 25% of its total assets in the GA Disciplined Volatility Equity Cayman Subsidiary. During the year ended April 30, 2025, there were no transactions in the GA Disciplined Volatility Equity Cayman Subsidiary. The GA Disciplined Volatility Equity Cayman Subsidiary is subject to the same investment policies and restrictions that apply to GA Disciplined Volatility Equity, except that the GA Disciplined Volatility Equity Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of GA Dynamic Equity Fund include the account of Cayman GA Dynamic Equity Fund, Ltd. (the “GA Dynamic Equity Cayman Subsidiary”, together with the GA Disciplined Volatility Equity Fund Cayman Subsidiary, the “Cayman Subsidiaries”), which is a wholly-owned subsidiary of GA Dynamic Equity Fund and primarily invests in commodity-related instruments. The GA Dynamic Equity Fund Cayman Subsidiary enables GA Dynamic Equity Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. GA Dynamic Equity Fund may invest up to 25% of its total assets in the GA Dynamic Equity Fund Cayman Subsidiary. The net assets of the GA Dynamic Equity Fund Cayman Subsidiary as of period end were $33,095,409, which is 2.2% of GA Dynamic Equity’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The GA Dynamic Equity Fund Cayman Subsidiary is subject to the same investment policies and restrictions that apply to GA Dynamic Equity Fund, except that the GA Dynamic Equity Fund Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statements of Operations from the effects of changes in market
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Consolidated Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiaries are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiaries in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated  Statements of Operations.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager  as the valuation designee for the Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

derivatives in the Consolidated Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statements of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	GA Disciplined Volatility Equity	GA Dynamic Equity
First $1 billion	0.40%	0.40%
$1 billion — $3 billion	0.38	0.38
$3 billion — $5 billion	0.36	0.36
$5 billion — $10 billion	0.35	0.35
Greater than $10 billion	0.34	0.34
The Manager provides investment management and other services to the Cayman Subsidiaries. The Manager does not receive separate compensation from the Cayman Subsidiaries for providing investment management or administrative services. However, GA Disciplined Volatility Equity pays the Manager based on the Fund’s net assets,which includes the assets of the Cayman Subsidiaries.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 647,933	$ 647,933
GA Dynamic Equity	1,068,043	1,068,043
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust,

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Consolidated Statements of Operations. For the year ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$ 10,091
GA Dynamic Equity	83,068
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Dynamic Equity	$ 9,263
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Class K
GA Disciplined Volatility Equity	0.55%	0.50%
GA Dynamic Equity	0.55	0.50
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, amounts included in the Consolidated Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$ 15,068
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Consolidated Statements of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 102,903	$ 102,903
GA Dynamic Equity	55,681	55,681
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 1, 2024, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.
For the year ended April 30, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
Fund Name	Class K
GA Dynamic Equity	$ 11
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on June 1, 2024:
Expired
Fund Name/Fund Level/Share Class	06/01/24
GA Disciplined Volatility Equity
Fund Level	$ 551,833
Institutional	168,081
Class K	19
GA Dynamic Equity
Fund Level	458,886
Institutional	195,065
Class K	12
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statements of Operations.
7.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
GA Disciplined Volatility Equity	$ 1,784,406,526	$ 1,330,146,299
GA Dynamic Equity	1,625,970,403	1,048,164,510
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and net losses derived from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
GA Disciplined Volatility Equity	$ (36,175)	$ 36,175
GA Dynamic Equity	(732,771)	732,771
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
GA Disciplined Volatility Equity
Ordinary income	$ 17,018,473	$ 6,188,869
Long-term capital gains	2,578,208	—
	$ 19,596,681	$ 6,188,869

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
GA Dynamic Equity
Ordinary income	$ 17,945,742	$ 3,020,052
Long-term capital gains	4,519,221	—
	$ 22,464,963	$ 3,020,052
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Capital Losses(b)	Total
GA Disciplined Volatility Equity	$ 36,955,493	$ 8,768,498	$ 41,192,549	$ —	$ 86,916,540
GA Dynamic Equity	12,570,625	—	102,714,727	(10,820,072)	104,465,280

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the accounting for swap agreements.

(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GA Disciplined Volatility Equity	$ 867,518,434	$ 90,189,319	$ (48,996,306)	$ 41,193,013
GA Dynamic Equity	1,366,195,489	143,471,802	(38,899,267)	104,572,535
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased and exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Disciplined Volatility Equity
Institutional
Shares sold	45,752,509	$ 651,163,007	29,738,416	$ 376,433,517
Shares issued in reinvestment of distributions	1,390,284	19,586,796	490,107	6,181,183
Shares redeemed	(17,144,398)	(244,643,376)	(6,392,124)	(80,557,724)
	29,998,395	$ 426,106,427	23,836,399	$ 302,056,976
Class K
Shares sold	9,599	$ 138,230	4,869	$ 60,277
Shares issued in reinvestment of distributions	190	2,655	586	7,383
Shares redeemed	(9,599)	(139,449)	(4,893)	(60,530)
	190	$ 1,436	562	$ 7,130
	29,998,585	$ 426,107,863	23,836,961	$ 302,064,106

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Dynamic Equity
Institutional
Shares sold	61,781,614	$ 1,017,160,461	38,225,836	$ 545,765,276
Shares issued in reinvestment of distributions	1,356,859	22,457,689	212,682	3,016,721
Shares redeemed	(17,025,872)	(280,461,021)	(4,952,231)	(71,239,815)
	46,112,601	$ 759,157,129	33,486,287	$ 477,542,182
Class K
Shares sold	61,198	$ 1,018,932	5,211	$ 72,074
Shares issued in reinvestment of distributions	199	3,237	224	3,166
Shares redeemed	(12,353)	(203,722)	(5,226)	(71,917)
	49,044	$ 818,447	209	$ 3,323
	46,161,645	$ 759,975,576	33,486,496	$ 477,545,505
As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
GA Disciplined Volatility Equity	23,247
GA Dynamic Equity	20,962
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Notes to Consolidated Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic Equity Fund and the Board of Trustees of Managed Account Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Dynamic Equity Fund of Managed Account Series (the “Funds”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, for the period from November 1, 2020 through April 30, 2021, and for the year ended October 31, 2020, and the related notes. Such financial statements and financial highlights for BlackRock GA Disciplined Volatility Equity Fund are consolidated. Such financial statements and financial highlights for BlackRock GA Dynamic Equity Fund are consolidated as of April 30, 2025 and for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period from November 1, 2020 through April 30, 2021, and for the year ended October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
GA Disciplined Volatility Equity	$ 9,272,424
GA Dynamic Equity	9,543,779
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Business Income
GA Disciplined Volatility Equity	$ 77,940
GA Dynamic Equity	61,298
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
GA Disciplined Volatility Equity	$ 2,578,208
GA Dynamic Equity	4,519,221
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
GA Disciplined Volatility Equity	$ 282,860
GA Dynamic Equity	1,816,364
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
GA Disciplined Volatility Equity	11.49%
GA Dynamic Equity	18.60
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
GA Disciplined Volatility Equity	$ 557,994
GA Dynamic Equity	3,789,160
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
GA Disciplined Volatility Equity	$ 570,282	$ 15,303,272
GA Dynamic Equity	3,661,287	8,164,469
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt

2025 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

4

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: June 25, 2025

6